Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.7%)
U.S. Government Securities (7.7%)
	United States Treasury Note/Bond	2.500%	3/31/27	50,000	49,000
	United States Treasury Note/Bond	1.125%	8/31/28	289,000	258,203
[1]	United States Treasury Note/Bond	1.250%	9/30/28	350,000	314,781
[1]	United States Treasury Note/Bond	1.375%	10/31/28	175,000	158,484
	United States Treasury Note/Bond	1.500%	11/30/28	175,000	159,633
	United States Treasury Note/Bond	1.875%	2/28/29	200,000	186,750
	United States Treasury Note/Bond	2.375%	3/31/29	135,000	130,127
	United States Treasury Note/Bond	1.625%	5/15/31	291,900	262,391
[2,3]	United States Treasury Note/Bond	1.250%	8/15/31	500,000	432,969
	United States Treasury Note/Bond	1.375%	11/15/31	250,000	218,320
	United States Treasury Note/Bond	1.875%	2/15/32	300,000	273,938
Total U.S. Government and Agency Obligations (Cost $2,653,118)					2,444,596
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	3,641	3,614
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	2,655	2,615
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	1,060	1,060
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	1,070	1,066
[5]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	9,460	9,542
[5]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	7,240	7,247
[4,5,6]	Aventura Mall Trust Class A Series 2018-AVM	4.249%	7/5/40	13,621	13,515
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	2,150	2,159
[4,5]	BAMLL Commercial Mortgage Securities Trust Class ANM Series 2019-BPR	3.112%	11/5/32	12,800	12,394
[5]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,520
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.502%	9/15/48	360	334
[5]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	7,060	6,625
[5]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	7,350	6,848
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	1,661	1,642
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	6,629	6,366
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,270	5,154
[5,6]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	3,960	4,021
[5,6]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	4,985	5,053
[5]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	11,404	11,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Class A4 Series 2019-BN18	3.584%	5/15/62	12,720	12,408
[5,6]	BANK Class A4 Series 2022-BNK40	3.507%	3/15/64	4,030	3,868
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,990	3,897
[5]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	1,310	1,283
[5]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	2,205	2,258
[5]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	1,437	1,430
[5]	BANK Class ASB Series 2019-BN23	2.846%	12/15/52	9,970	9,514
[5]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	7,285	6,651
[5]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,791
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	6,770	6,885
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,197
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	4,630	4,572
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	5,040	5,028
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	11,750	10,932
[5]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	13,660	12,464
[5]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	6,735	6,440
[5,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	2,350	2,306
[5]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	1,532	1,524
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	5,490	5,114
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	2,090	2,092
[5]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	11,550	10,765
[5]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	2,010	2,025
[5]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	2,690	2,664
[5]	CarMax Auto Owner Trust Class C Series 2021-4	1.380%	7/15/27	1,560	1,452
[5]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	1,360	1,367
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	2,900	2,892
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	18,170	17,366
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,765	5,710
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	2,470	2,425
[5]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	3,400	3,470
[5]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	2,341	2,283
[5]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	1,180	1,122
[5]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	2,200	2,150
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,940	2,815
[5,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	820	800
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	5,510	5,116
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	904
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC19	3.753%	3/10/47	452	452
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	2,876	2,856
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	3,853	3,804
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-GC37	3.050%	4/10/49	8,780	8,557
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	1,530	1,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2019-C7	2.860%	12/15/72	10,900	10,186
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	3,253	3,267
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	6,425	6,283
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	3,770	3,700
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	407
[5]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	2,020	2,010
[5,6]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	750	734
[5,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	800	806
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,150	3,093
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.577%	7/10/47	1,250	1,233
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	900	849
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.406%	9/15/50	2,220	2,162
[5]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	4,875	4,904
[5]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	500	502
[5]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,919	2,920
[5]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	2,257	2,285
[5]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	2,727	2,739
[5]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	97	97
[5]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	2,919	2,923
[5]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	927	926
[5]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	5,359	5,339
[5,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	1,760	1,769
[5]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	569	573
[5]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	3,900	3,908
[5]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	420	417
[5,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	1,300	1,314
[5]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	1,290	1,291
[5]	COMM Mortgage Trust Class ASB Series 2019-GC44	2.873%	8/15/57	180	173
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	1,400	1,403
[4,5,6]	COMM Mortgage Trust Class C Series 2013-CR9	4.436%	7/10/45	2,780	2,621
[5,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.597%	10/10/48	1,760	1,760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	15,250	13,683
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	1,558	1,531
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.513%	8/15/48	2,160	1,891
[5]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	5,600	5,746
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	5,540	5,405
[5]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	2,980	2,686
[5]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	2,098	2,108
[5]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	5,630	5,665
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	1.468%	10/25/56	3,078	3,082
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,807	1,774
[4,5]	FirstKey Homes Trust Class A Series 2020-SFR2	1.266%	10/19/37	5,276	4,806
[5]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,340	1,339
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	8,520	8,161
[4,5]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	4,390	4,296
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	2,530	2,406
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,509
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	2,700	2,717
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,849
[5]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	560	513
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	760	702
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	1,200	1,139
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	530	500
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	500	451
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	900	811
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	6,680	6,038
[5,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	1,065	1,080
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	5,920	5,804
[5]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	5,896	5,785
[5]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	2,220	2,132
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	3,080	3,093
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	6,528	6,213
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	7,000	6,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.167%	7/10/46	185	187
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	18,170	16,799
[5]	GS Mortgage Securities Trust Class AAB Series 2020-GC45	2.843%	2/13/53	7,336	7,070
[5]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	570	570
[5,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	6,520	6,485
[5,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	1,550	1,545
[5,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.644%	9/10/47	2,610	2,543
[4,5,6]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.200%	7/10/46	1,210	1,120
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.665%	9/10/47	4,615	4,109
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	2,610	2,514
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	1,120	1,056
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	1,120	1,047
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	270	268
[4,5]	Hertz Vehicle Financing LLC Class A Series 2021-2A	1.680%	12/27/27	3,190	2,836
[4,5]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	2,300	2,299
[4,5]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	1,637	1,638
[4,5]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,200	1,201
[4,5]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	5,810	5,457
[4,5]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	4,750	4,448
[5]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	2,490	2,493
[5]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	530	523
[5]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	1,270	1,167
[5]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	1,350	1,236
[4,5,6]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	1.254%	3/17/37	7,938	7,868
[4,5,6]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.504%	3/17/37	2,250	2,233
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	389	388
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	286	289
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	3,223	3,253
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.106%	12/15/46	2,135	2,182
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.213%	1/15/46	2,550	2,559
[5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.171%	12/15/46	960	970
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.892%	11/15/43	949	868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	760	768
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	3,680	3,701
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	915	920
[5,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.167%	7/15/45	5,000	5,012
[5,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	600	604
[5,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	2,245	2,252
[5,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.947%	2/15/47	2,500	2,511
[5,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.947%	2/15/47	2,500	2,348
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	4,890	4,764
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	6,680	6,639
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	3,740	3,676
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	4,680	4,584
[5]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	2,840	2,762
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	152
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	1,860	1,817
[5,6]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	3,600	3,508
[4,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	3,100	3,070
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	1,333	1,335
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	1,826	1,837
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2019-A	2.730%	10/25/48	2,977	2,958
[4,5]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	5,070	4,835
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	1,580	1,576
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	2,630	2,604
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.210%	7/15/46	1,244	1,253
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	1,940	1,953
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	400	402
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	2,470	2,469
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	1,880	1,873
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	6,550	6,409
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	2,266	2,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,000	1,997
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	1,600	1,615
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	935	928
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	1,380	1,377
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.477%	6/15/47	7,090	6,971
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.210%	7/15/46	1,830	1,641
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.060%	4/15/47	1,140	1,140
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.910%	6/15/47	2,400	2,254
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.886%	5/15/49	2,440	2,353
[5]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	3,506	3,418
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	2,800	2,773
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	3,670	3,613
[4,5]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	2,253	2,234
[5]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	8,300	7,959
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	5,260	5,084
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	2,778	2,663
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,654
[5,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.729%	12/15/48	1,610	1,475
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,690	3,649
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	2,541	2,529
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	2,954	2,921
[4,5]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	12,397	12,444
[4,5]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	4,725	4,689
[4,5]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	2,500	2,226
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,980	8,197
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	1.434%	1/16/60	1,507	1,506
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.594%	6/20/60	942	941
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.504%	8/18/60	505	504
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.618%	11/25/65	4,865	4,917
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	480	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	210	201
[4,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.288%	12/5/59	2,156	2,154
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	1.338%	4/10/50	431	431
[4,5,6]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	1.288%	11/10/49	1,080	1,080
[5]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	1,590	1,555
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	7,460	7,194
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	1,784	1,769
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	4,510	4,423
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	6,062	6,044
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	8,671	8,647
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.618%	1/25/39	182	182
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	1.268%	7/25/40	117	116
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	145	145
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	126	125
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	1,929	1,916
[4,5]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	225	225
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	828	827
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	1,777	1,757
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,800	2,778
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	10,260	10,306
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	6,673	6,560
[5]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	2,287	2,247
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	6,673	6,651
[5]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	3,970	3,965
[5]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	1,160	1,162
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	4,470	4,257
[5,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	2,773	2,793
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	2,190	2,164
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	4,270	4,133
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,880	2,828
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,712	2,677
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	1,115	1,123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	1,090	1,115
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	2,390	2,252
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	700	690
[5,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	2,250	2,242
[5,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	2,045	2,046
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	3,250	3,274
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,300	1,190
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	841
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.706%	9/15/58	5,225	5,066
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	12,380	11,771
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	4,640	4,605
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	884	882
[5,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	2,378	2,399
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,870	2,882
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,220	2,216
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	700	694
[5,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.028%	12/15/46	1,085	1,089
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	2,410	2,358
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	1,287
[5]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	2,510	2,508
[5]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	510	468
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	2,240	2,099
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $929,312)					886,874
Corporate Bonds (83.6%)
Communications (7.7%)
	Activision Blizzard Inc.	1.350%	9/15/30	20,703	16,838
[4]	America Movil SAB de CV	5.375%	4/4/32	18,044	16,439
	AT&T Inc.	2.300%	6/1/27	210	194
	AT&T Inc.	1.650%	2/1/28	46,893	40,965
	AT&T Inc.	4.100%	2/15/28	14,733	14,809
	AT&T Inc.	4.350%	3/1/29	21,556	21,788
	AT&T Inc.	4.300%	2/15/30	68,644	68,912
	AT&T Inc.	2.750%	6/1/31	62,000	54,688
	AT&T Inc.	2.250%	2/1/32	9,000	7,495
	Booking Holdings Inc.	4.625%	4/13/30	35,630	36,521
	British Telecommunications plc	5.125%	12/4/28	23,102	23,564
[4]	British Telecommunications plc	3.250%	11/8/29	30,000	27,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cable One Inc.	4.000%	11/15/30	4,465	3,842
	CBS Corp.	4.200%	6/1/29	2,000	1,921
	CBS Corp.	7.875%	7/30/30	304	359
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	2,308	2,199
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	5,885	5,254
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	18,609	17,661
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	54,533	52,672
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	51,263	43,692
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	34,184	34,106
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	24,025	19,988
[7]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	780	809
	Comcast Corp.	3.150%	2/15/28	35,747	34,409
	Comcast Corp.	3.550%	5/1/28	15,000	14,652
	Comcast Corp.	4.150%	10/15/28	81,690	82,284
	Comcast Corp.	2.650%	2/1/30	15,290	13,835
	Comcast Corp.	3.400%	4/1/30	72,518	69,118
	Comcast Corp.	4.250%	10/15/30	3,753	3,760
	Comcast Corp.	1.950%	1/15/31	25,500	21,566
	Comcast Corp.	1.500%	2/15/31	12,000	9,755
[4]	Cox Communications Inc.	2.600%	6/15/31	30,000	25,562
[4]	CSC Holdings LLC	5.375%	2/1/28	1,980	1,832
[4]	CSC Holdings LLC	6.500%	2/1/29	2,790	2,665
[4]	CSC Holdings LLC	4.625%	12/1/30	2,527	1,933
[4]	CSC Holdings LLC	3.375%	2/15/31	1,465	1,144
[4]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	9,497
	Deutsche Telekom International Finance BV	8.750%	6/15/30	10,000	12,678
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	2,193	2,068
	Discovery Communications LLC	3.950%	3/20/28	34,696	33,345
	Discovery Communications LLC	4.125%	5/15/29	34,315	32,807
	Discovery Communications LLC	3.625%	5/15/30	25,186	23,126
[4]	DISH DBS Corp.	5.250%	12/1/26	1,835	1,688
	DISH DBS Corp.	5.125%	6/1/29	2,245	1,753
	Electronic Arts Inc.	1.850%	2/15/31	49,437	41,017
	Expedia Group Inc.	4.625%	8/1/27	22,670	22,780
	Expedia Group Inc.	3.800%	2/15/28	47,000	44,635
	Expedia Group Inc.	3.250%	2/15/30	5,020	4,487
	Expedia Group Inc.	2.950%	3/15/31	27,000	23,190
	Fox Corp.	4.709%	1/25/29	61,320	61,640
	Fox Corp.	3.500%	4/8/30	24,000	22,240
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	805	771
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	3,840	3,506
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	4,301	3,747
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	370
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	16,016	13,573
[4]	Level 3 Financing Inc.	4.625%	9/15/27	3,628	3,269
[4]	Level 3 Financing Inc.	4.250%	7/1/28	545	461
[4]	Level 3 Financing Inc.	3.625%	1/15/29	1,920	1,563
[4]	Magallanes Inc.	4.054%	3/15/29	85,530	81,689
[4]	Magallanes Inc.	4.279%	3/15/32	128,260	119,401
[4]	Netflix Inc.	3.625%	6/15/25	4,810	4,706
	Netflix Inc.	4.875%	4/15/28	25,069	24,611
	Netflix Inc.	5.875%	11/15/28	5,935	6,110
	Netflix Inc.	6.375%	5/15/29	11,566	12,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	News Corp.	3.875%	5/15/29	4,843	4,360
[4]	News Corp.	5.125%	2/15/32	1,398	1,345
[4]	Nexstar Media Inc.	5.625%	7/15/27	2,250	2,191
[4]	Nexstar Media Inc.	4.750%	11/1/28	2,340	2,131
[4]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,257
	Omnicom Group Inc.	2.450%	4/30/30	10,000	8,710
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,966
	Omnicom Group Inc.	2.600%	8/1/31	40,000	34,583
	Paramount Global Inc.	3.700%	6/1/28	27,005	25,602
	Paramount Global Inc.	4.950%	1/15/31	44,871	44,463
	Paramount Global Inc.	4.200%	5/19/32	3,000	2,768
	Qwest Corp.	7.250%	9/15/25	4,554	4,935
[4]	Rogers Communications Inc.	3.800%	3/15/32	10,000	9,224
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	585	539
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,746
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	520	470
	Sprint Corp.	7.125%	6/15/24	5,555	5,844
	Sprint Corp.	7.625%	3/1/26	5,777	6,289
	Take-Two Interactive Software Inc.	4.000%	4/14/32	16,475	15,712
	Telefonica Emisiones SA	4.103%	3/8/27	38,943	38,552
	T-Mobile USA Inc.	3.750%	4/15/27	138,628	134,976
	T-Mobile USA Inc.	2.050%	2/15/28	4,339	3,828
	T-Mobile USA Inc.	2.625%	2/15/29	13,740	11,887
	T-Mobile USA Inc.	3.375%	4/15/29	1,853	1,685
[4]	T-Mobile USA Inc.	3.375%	4/15/29	2,170	1,964
	T-Mobile USA Inc.	3.875%	4/15/30	124,735	118,061
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	21,750
	Verisign Inc.	2.700%	6/15/31	20,000	17,167
	Verizon Communications Inc.	2.100%	3/22/28	93,343	83,740
	Verizon Communications Inc.	4.329%	9/21/28	40,128	40,378
	Verizon Communications Inc.	3.875%	2/8/29	1,000	989
	Verizon Communications Inc.	4.016%	12/3/29	52,000	50,870
	Verizon Communications Inc.	3.150%	3/22/30	40,626	37,278
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,212
	Verizon Communications Inc.	1.680%	10/30/30	19,550	15,891
	Verizon Communications Inc.	1.750%	1/20/31	36,784	29,971
	Verizon Communications Inc.	2.550%	3/21/31	72,741	63,137
[8]	Verizon Communications Inc.	2.355%	3/15/32	34,342	28,938
[7]	Verizon Communications Inc.	3.125%	11/2/35	200	235
[7]	Verizon Communications Inc.	1.875%	11/3/38	1,600	1,560
	Vodafone Group plc	4.375%	5/30/28	58,026	58,920
[9]	Vodafone Group plc	2.500%	5/24/39	3,660	3,482
	Vodafone Group plc	4.125%	6/4/81	16,278	14,060
[4]	VZ Secured Financing BV	5.000%	1/15/32	2,228	1,946
	Walt Disney Co.	2.200%	1/13/28	5,160	4,741
	Walt Disney Co.	2.000%	9/1/29	44,664	39,079
[4]	WMG Acquisition Corp.	3.750%	12/1/29	9,378	8,408
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	3,265	2,850
					2,428,958
Consumer Discretionary (5.9%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	3,622	3,332
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	3,469	3,181
	Advance Auto Parts Inc.	3.900%	4/15/30	6,300	5,968
	Amazon.com Inc.	1.650%	5/12/28	40,000	35,676
	Amazon.com Inc.	1.500%	6/3/30	2,000	1,688
	Amazon.com Inc.	2.100%	5/12/31	28,500	24,830
	Amazon.com Inc.	3.950%	4/13/52	5,630	5,394
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3,755	3,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,670	1,477
	American Honda Finance Corp.	1.800%	1/13/31	20,000	16,815
	Asbury Automotive Group Inc.	4.500%	3/1/28	4,277	3,986
	Asbury Automotive Group Inc.	4.750%	3/1/30	5,110	4,581
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	625	557
	AutoNation Inc.	1.950%	8/1/28	18,160	15,506
	AutoNation Inc.	4.750%	6/1/30	13,000	12,782
	AutoZone Inc.	4.000%	4/15/30	29,868	28,942
	AutoZone Inc.	1.650%	1/15/31	58,302	46,699
	Best Buy Co. Inc.	4.450%	10/1/28	14,000	14,176
	Best Buy Co. Inc.	1.950%	10/1/30	21,000	17,421
[4]	BMW US Capital LLC	2.550%	4/1/31	20,000	17,593
[4]	Boyd Gaming Corp.	8.625%	6/1/25	1,520	1,587
	Boyd Gaming Corp.	4.750%	12/1/27	4,233	4,006
	Brunswick Corp.	2.400%	8/18/31	13,250	10,417
[4]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	329	336
[4]	Carnival Corp.	5.750%	3/1/27	6,257	5,696
[4]	Carnival Corp.	4.000%	8/1/28	3,216	2,896
[4]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	4,941	4,967
[4]	Churchill Downs Inc.	5.500%	4/1/27	5,242	5,157
[4]	Churchill Downs Inc.	4.750%	1/15/28	6,159	5,768
[4]	Clarios Global LP	6.750%	5/15/25	585	600
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	5,830	5,839
	Dana Inc.	4.500%	2/15/32	3,058	2,531
	eBay Inc.	2.700%	3/11/30	36,017	31,839
	eBay Inc.	2.600%	5/10/31	20,000	17,307
	Ford Motor Co.	3.250%	2/12/32	1,442	1,171
	Ford Motor Credit Co. LLC	3.087%	1/9/23	760	756
	Ford Motor Credit Co. LLC	3.375%	11/13/25	4,000	3,771
	Ford Motor Credit Co. LLC	2.700%	8/10/26	2,925	2,609
	Ford Motor Credit Co. LLC	4.950%	5/28/27	7,855	7,637
	Ford Motor Credit Co. LLC	4.125%	8/17/27	580	538
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,780	2,530
	Ford Motor Credit Co. LLC	2.900%	2/10/29	1,084	909
	Ford Motor Credit Co. LLC	4.000%	11/13/30	5,950	5,157
	Fortune Brands Home & Security Inc.	4.000%	3/25/32	12,000	11,164
	General Motors Co.	4.200%	10/1/27	25,424	24,609
	General Motors Co.	6.800%	10/1/27	10,000	10,765
	General Motors Co.	5.000%	10/1/28	27,660	27,449
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,506	10,273
	General Motors Financial Co. Inc.	4.350%	1/17/27	19,368	19,106
	General Motors Financial Co. Inc.	2.700%	8/20/27	12,676	11,453
	General Motors Financial Co. Inc.	3.850%	1/5/28	464	440
	General Motors Financial Co. Inc.	2.400%	4/10/28	30,168	26,319
	General Motors Financial Co. Inc.	2.400%	10/15/28	21,000	18,006
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,491
	General Motors Financial Co. Inc.	3.100%	1/12/32	22,500	18,985
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	2,923	2,590
[4]	Group 1 Automotive Inc.	4.000%	8/15/28	2,355	2,118
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	42,910	39,878
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	6,145	6,240
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	2,632	2,666
	Home Depot Inc.	1.500%	9/15/28	29,595	25,999
	Home Depot Inc.	3.900%	12/6/28	24,033	24,094
	Home Depot Inc.	2.950%	6/15/29	74,919	70,260
	Home Depot Inc.	2.700%	4/15/30	17,810	16,283
	Home Depot Inc.	1.375%	3/15/31	10,000	8,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	1.875%	9/15/31	10,000	8,381
	Home Depot Inc.	3.250%	4/15/32	31,475	29,455
	Home Depot Inc.	3.500%	9/15/56	5,000	4,191
	Honda Motor Co. Ltd.	2.967%	3/10/32	21,035	19,134
	Hyatt Hotels Corp.	6.000%	4/23/30	553	581
[4]	International Game Technology plc	4.125%	4/15/26	900	846
[4]	International Game Technology plc	6.250%	1/15/27	385	391
	Lennar Corp.	5.000%	6/15/27	19,420	19,710
	Lennar Corp.	4.750%	11/29/27	34,048	34,130
[4]	Lithia Motors Inc.	4.625%	12/15/27	1,632	1,575
[4]	Lithia Motors Inc.	3.875%	6/1/29	2,532	2,300
[4]	Lithia Motors Inc.	4.375%	1/15/31	100	92
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	541
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	3,302	3,402
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	2,980	2,707
	Lowe's Cos. Inc.	1.300%	4/15/28	48,038	41,148
	Lowe's Cos. Inc.	1.700%	9/15/28	19,610	17,100
	Lowe's Cos. Inc.	3.650%	4/5/29	25,404	24,521
	Lowe's Cos. Inc.	1.700%	10/15/30	25,190	20,593
	Lowe's Cos. Inc.	2.625%	4/1/31	17,000	14,843
	Lowe's Cos. Inc.	3.750%	4/1/32	36,090	34,070
	Magna International Inc.	2.450%	6/15/30	35,820	31,395
	Marriott International Inc.	4.625%	6/15/30	49,345	48,599
	Marriott International Inc.	2.850%	4/15/31	35,554	30,498
	Masco Corp.	1.500%	2/15/28	12,000	10,222
	Masco Corp.	2.000%	10/1/30	10,000	8,196
[4]	Mattel Inc.	3.375%	4/1/26	1,488	1,447
[4]	Mattel Inc.	5.875%	12/15/27	1,455	1,488
	McDonald's Corp.	2.625%	9/1/29	61,036	55,234
	McDonald's Corp.	2.125%	3/1/30	15,311	13,244
[4]	Meritage Homes Corp.	3.875%	4/15/29	8,270	7,418
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	1,113	970
[4]	NCL Corp Ltd.	5.875%	2/15/27	1,840	1,757
[4]	NCL Corp Ltd.	7.750%	2/15/29	1,040	1,009
[4]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	22,835	19,268
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/27	72,500	69,281
[9]	Nissan Motor Co. Ltd.	3.201%	9/17/28	4,600	4,588
[4]	Nissan Motor Co. Ltd.	4.810%	9/17/30	16,035	15,015
	NVR Inc.	3.000%	5/15/30	3,000	2,675
	O'Reilly Automotive Inc.	3.900%	6/1/29	18,000	17,424
	O'Reilly Automotive Inc.	1.750%	3/15/31	7,250	5,845
[4]	Penn National Gaming Inc.	5.625%	1/15/27	580	556
	PulteGroup Inc.	5.000%	1/15/27	1,485	1,526
	Ralph Lauren Corp.	2.950%	6/15/30	60,110	54,815
	Ross Stores Inc.	1.875%	4/15/31	20,000	16,454
[4]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	325	340
[4]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	325	336
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	390	424
	Starbucks Corp.	3.500%	3/1/28	9,620	9,367
	Starbucks Corp.	4.000%	11/15/28	359	356
	Starbucks Corp.	3.550%	8/15/29	10,131	9,648
	Starbucks Corp.	2.250%	3/12/30	13,250	11,385
	Starbucks Corp.	2.550%	11/15/30	24,866	21,587
[4]	Stellantis Finance US Inc.	2.691%	9/15/31	20,000	16,514
[4]	Studio City Co. Ltd.	7.000%	2/15/27	1,403	1,318
[4]	Thor Industries Inc.	4.000%	10/15/29	2,348	1,983
	TJX Cos. Inc.	3.875%	4/15/30	29,686	29,451
	Toll Brothers Finance Corp.	4.350%	2/15/28	31,758	30,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toll Brothers Finance Corp.	3.800%	11/1/29	22,966	20,831
	Toyota Motor Credit Corp.	1.900%	4/6/28	27,000	24,364
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	32,954
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	24,010
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,140
	Toyota Motor Credit Corp.	1.900%	9/12/31	27,000	22,713
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	13,132
	Tractor Supply Co.	1.750%	11/1/30	14,000	11,377
[4]	Vail Resorts Inc.	6.250%	5/15/25	7,771	7,990
[7]	Volkswagen Financial Services NV	1.375%	9/14/28	4,000	4,359
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	19,500	16,983
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,052	13,610
	Whirlpool Corp.	4.750%	2/26/29	32,000	32,447
	Whirlpool Corp.	2.400%	5/15/31	15,000	12,729
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,375	4,079
	Yum! Brands Inc.	5.375%	4/1/32	11,165	10,677
					1,866,393
Consumer Staples (5.9%)
[4]	7-Eleven Inc.	1.300%	2/10/28	44,977	38,102
[4]	7-Eleven Inc.	1.800%	2/10/31	28,300	22,897
[4]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	46,114	44,570
	Altria Group Inc.	4.800%	2/14/29	54,130	53,886
	Altria Group Inc.	3.400%	5/6/30	25,810	23,215
	Altria Group Inc.	2.450%	2/4/32	25,000	20,032
[9]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	100	111
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	88,830	88,294
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	85,521	88,083
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	39,890	37,894
	Archer-Daniels-Midland Co.	2.900%	3/1/32	20,000	18,344
	BAT Capital Corp.	4.700%	4/2/27	82,008	81,229
	BAT Capital Corp.	3.557%	8/15/27	56,337	52,567
	BAT Capital Corp.	2.259%	3/25/28	28,184	24,134
	BAT Capital Corp.	3.462%	9/6/29	40,690	36,022
	BAT Capital Corp.	4.906%	4/2/30	5,000	4,834
	BAT Capital Corp.	2.726%	3/25/31	550	452
	BAT International Finance plc	4.448%	3/16/28	50,000	48,138
	Campbell Soup Co.	4.150%	3/15/28	11,139	11,089
	Campbell Soup Co.	2.375%	4/24/30	19,700	16,985
[9]	Carlsberg Breweries AS	0.625%	3/9/30	2,990	2,748
[9]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	8,700	8,576
[9]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	300	304
	Clorox Co.	3.900%	5/15/28	2,525	2,519
	Clorox Co.	1.800%	5/15/30	25,906	21,618
	Coca-Cola Co.	1.650%	6/1/30	10,000	8,504
	Coca-Cola Co.	2.000%	3/5/31	30,000	25,895
	Conagra Brands Inc.	1.375%	11/1/27	18,147	15,409
	Conagra Brands Inc.	4.850%	11/1/28	14,000	14,093
	Conagra Brands Inc.	8.250%	9/15/30	3,000	3,590
	Constellation Brands Inc.	3.600%	2/15/28	29,610	28,516
	Constellation Brands Inc.	4.650%	11/15/28	22,806	23,069
	Constellation Brands Inc.	3.150%	8/1/29	75,705	69,605
	Constellation Brands Inc.	2.875%	5/1/30	14,970	13,312
	Constellation Brands Inc.	2.250%	8/1/31	10,709	8,889
	Costco Wholesale Corp.	1.600%	4/20/30	29,000	24,660
	Diageo Capital plc	3.875%	5/18/28	8,000	8,040
	Diageo Capital plc	2.375%	10/24/29	19,465	17,553
	Diageo Capital plc	2.000%	4/29/30	11,765	10,238
	Dollar General Corp.	4.125%	5/1/28	4,650	4,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	3.500%	4/3/30	39,752	37,246
	Dollar Tree Inc.	4.200%	5/15/28	3,000	2,982
	Estee Lauder Cos. Inc.	2.375%	12/1/29	10,250	9,305
	Flowers Foods Inc.	2.400%	3/15/31	10,000	8,380
	General Mills Inc.	4.200%	4/17/28	21,570	21,748
	General Mills Inc.	2.875%	4/15/30	47,085	42,801
[4]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/29	65,000	61,412
[4]	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	30,300	28,507
	Hershey Co.	1.700%	6/1/30	5,000	4,243
	Hormel Foods Corp.	1.700%	6/3/28	22,000	19,528
	Hormel Foods Corp.	1.800%	6/11/30	32,410	27,474
	JM Smucker Co.	3.375%	12/15/27	32,727	31,718
	Kellogg Co.	4.300%	5/15/28	16,000	16,175
	Kellogg Co.	2.100%	6/1/30	25,364	21,473
	Kellogg Co.	7.450%	4/1/31	568	684
	Keurig Dr Pepper Inc.	3.950%	4/15/29	30,000	29,286
	Keurig Dr Pepper Inc.	3.200%	5/1/30	20,000	18,292
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,528
	Keurig Dr Pepper Inc.	4.050%	4/15/32	25,000	23,941
	Keurig Dr Pepper Inc.	4.500%	4/15/52	5,000	4,651
	Kimberly-Clark Corp.	3.100%	3/26/30	10,000	9,479
	Kraft Heinz Foods Co.	3.875%	5/15/27	30,643	30,005
	Kraft Heinz Foods Co.	3.750%	4/1/30	10,379	9,849
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,748	3,487
	Kroger Co.	2.200%	5/1/30	30,618	26,423
	Kroger Co.	1.700%	1/15/31	3,000	2,458
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,109	4,003
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	3,524	3,143
[9]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	10,683	11,044
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,055
	Mondelez International Inc.	2.750%	4/13/30	29,469	26,419
	Mondelez International Inc.	1.500%	2/4/31	18,643	14,958
[4]	Nestle Holdings Inc.	3.625%	9/24/28	22,194	22,046
	PepsiCo Inc.	2.750%	3/19/30	27,317	25,402
	PepsiCo Inc.	1.625%	5/1/30	18,355	15,668
[4]	Performance Food Group Inc.	6.875%	5/1/25	765	786
[4]	Performance Food Group Inc.	5.500%	10/15/27	5,851	5,674
[4]	Performance Food Group Inc.	4.250%	8/1/29	3,920	3,487
	Philip Morris International Inc.	3.125%	3/2/28	20,382	19,372
	Philip Morris International Inc.	3.375%	8/15/29	11,460	10,826
	Philip Morris International Inc.	2.100%	5/1/30	19,800	16,930
	Philip Morris International Inc.	1.750%	11/1/30	15,000	12,270
[9]	Philip Morris International Inc.	2.000%	5/9/36	2,000	1,709
[4]	Post Holdings Inc.	5.750%	3/1/27	629	622
[4]	Post Holdings Inc.	5.625%	1/15/28	1,530	1,448
[4]	Post Holdings Inc.	4.500%	9/15/31	1,544	1,288
	Sysco Corp.	2.400%	2/15/30	13,391	11,732
	Sysco Corp.	5.950%	4/1/30	39,069	42,541
	Target Corp.	2.350%	2/15/30	18,090	16,323
	Target Corp.	2.650%	9/15/30	6,067	5,551
	Tyson Foods Inc.	4.350%	3/1/29	18,113	18,284
	Unilever Capital Corp.	2.125%	9/6/29	43,983	39,272
	Walmart Inc.	1.800%	9/22/31	6,500	5,548
					1,854,168
Energy (6.9%)
[4]	Antero Resources Corp.	5.375%	3/1/30	4,349	4,255
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	25,339	24,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,419
[4]	Bonanza Creek Energy Inc.	5.000%	10/15/26	1,569	1,495
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	8,612
	BP Capital Markets America Inc.	4.234%	11/6/28	25,562	25,676
	BP Capital Markets America Inc.	1.749%	8/10/30	30,390	25,287
	BP Capital Markets America Inc.	2.721%	1/12/32	60,000	52,726
[9]	BP Capital Markets BV	0.933%	12/4/40	2,300	1,716
	BP Capital Markets plc	3.279%	9/19/27	11,456	11,093
	BP Capital Markets plc	3.723%	11/28/28	18,250	17,826
	Canadian Natural Resources Ltd.	3.850%	6/1/27	45,520	44,516
	Canadian Natural Resources Ltd.	2.950%	7/15/30	36,700	32,720
	Cenovus Energy Inc.	4.400%	4/15/29	13,482	13,350
	Cenovus Energy Inc.	2.650%	1/15/32	17,000	14,501
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	42,304	39,816
	Cheniere Energy Inc.	4.625%	10/15/28	2,645	2,571
	Cheniere Energy Partners LP	4.000%	3/1/31	3,235	2,929
[4]	Cheniere Energy Partners LP	3.250%	1/31/32	1,563	1,336
	Chevron Corp.	2.236%	5/11/30	16,050	14,315
	Chevron USA Inc.	3.850%	1/15/28	25,037	25,267
	Chevron USA Inc.	3.250%	10/15/29	15,000	14,479
	Chevron USA Inc.	2.343%	8/12/50	2,000	1,431
[4]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,002
[4]	CNX Resources Corp.	6.000%	1/15/29	4,050	4,001
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	3,851	3,830
[4]	Comstock Resources Inc.	5.875%	1/15/30	5,465	5,264
	Continental Resources Inc.	4.375%	1/15/28	17,400	17,044
[4]	Continental Resources Inc.	2.875%	4/1/32	7,000	5,786
[4]	Coterra Energy Inc.	3.900%	5/15/27	16,781	16,425
[4]	Coterra Energy Inc.	4.375%	3/15/29	30,923	30,854
[4]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,365	1,365
[4]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	1,220	1,194
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,004
	DCP Midstream Operating LP	5.125%	5/15/29	2,702	2,659
	Devon Energy Corp.	5.250%	10/15/27	3,389	3,497
	Devon Energy Corp.	5.875%	6/15/28	1,141	1,192
	Devon Energy Corp.	4.500%	1/15/30	28,745	28,379
	Diamondback Energy Inc.	3.500%	12/1/29	16,529	15,418
	Diamondback Energy Inc.	3.125%	3/24/31	30,000	26,773
[4]	DT Midstream Inc.	4.125%	6/15/29	3,254	2,955
[4]	DT Midstream Inc.	4.375%	6/15/31	2,395	2,149
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	13,959
	Empresa Nacional del Petroleo	3.750%	8/5/26	19,530	18,554
	Empresa Nacional del Petroleo	5.250%	11/6/29	36,480	35,260
	Enable Midstream Partners LP	4.400%	3/15/27	40,000	39,540
	Enable Midstream Partners LP	4.950%	5/15/28	51,246	51,338
	Enable Midstream Partners LP	4.150%	9/15/29	32,887	31,124
	Enbridge Inc.	3.125%	11/15/29	15,998	14,759
[4]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	658	676
[4]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,677
	Energy Transfer LP	5.500%	6/1/27	8,071	8,359
	Energy Transfer LP	5.250%	4/15/29	29,465	29,972
	Energy Transfer LP	3.750%	5/15/30	34,797	32,120
[9]	Eni SpA	1.000%	10/11/34	200	175
[4]	EnLink Midstream LLC	5.625%	1/15/28	915	907
	EnLink Midstream LLC	5.375%	6/1/29	2,020	1,967
	Enterprise Products Operating LLC	4.150%	10/16/28	24,500	24,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.125%	7/31/29	10,250	9,530
	Enterprise Products Operating LLC	2.800%	1/31/30	10,000	9,076
	Enterprise Products Operating LLC	5.250%	8/16/77	10,000	9,141
[4]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,627
	EQT Corp.	3.900%	10/1/27	30,000	28,778
	EQT Corp.	5.000%	1/15/29	6,550	6,508
[4]	EQT Corp.	3.625%	5/15/31	11,658	10,553
	Equinor ASA	3.950%	5/15/43	3,191	2,979
	Exxon Mobil Corp.	3.482%	3/19/30	45,869	44,564
	Exxon Mobil Corp.	2.610%	10/15/30	71,276	65,004
	Exxon Mobil Corp.	3.095%	8/16/49	2,112	1,705
	Exxon Mobil Corp.	3.452%	4/15/51	2,000	1,715
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	8,320	2,288
[4]	Helmerich & Payne Inc.	2.900%	9/29/31	16,930	14,714
[4]	Hess Midstream Operations LP	5.500%	10/15/30	768	757
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	695	682
[4]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	799
	KazMunayGas National Co. JSC	4.750%	4/19/27	5,000	4,727
[4]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	5,198
	KazTransGas JSC	4.375%	9/26/27	2,627	2,393
	Kinder Morgan Inc.	4.300%	3/1/28	31,386	31,255
	Kinder Morgan Inc.	2.000%	2/15/31	5,000	4,123
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,204
	Magellan Midstream Partners LP	3.250%	6/1/30	3,607	3,313
	Marathon Oil Corp.	4.400%	7/15/27	10,000	9,967
	Marathon Petroleum Corp.	3.800%	4/1/28	13,175	12,675
[4]	MEG Energy Corp.	5.875%	2/1/29	400	393
	MPLX LP	4.250%	12/1/27	6,700	6,626
	MPLX LP	4.000%	3/15/28	8,650	8,393
	MPLX LP	2.650%	8/15/30	66,530	57,225
	Nustar Logistics LP	5.750%	10/1/25	635	630
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,488
	Occidental Petroleum Corp.	5.500%	12/1/25	600	611
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,622
	ONEOK Inc.	4.550%	7/15/28	35,210	35,056
	ONEOK Inc.	4.350%	3/15/29	4,183	4,068
	ONEOK Inc.	3.400%	9/1/29	29,767	27,152
	ONEOK Inc.	3.100%	3/15/30	6,129	5,429
	ONEOK Inc.	6.350%	1/15/31	5,438	5,938
[4]	Parkland Corp.	4.500%	10/1/29	2,435	2,135
	Petrobras Global Finance BV	6.850%	6/5/15	1,400	1,235
	Petroleos del Peru SA	5.625%	6/19/47	27,583	20,039
	Petroleos Mexicanos	6.875%	10/16/25	12,289	12,447
	Petroleos Mexicanos	6.500%	3/13/27	6,000	5,749
	Petroleos Mexicanos	6.375%	1/23/45	4,525	3,231
	Petroleos Mexicanos	6.750%	9/21/47	3,750	2,718
	Petroleos Mexicanos	6.350%	2/12/48	3,750	2,626
[4]	Petronas Capital Ltd.	3.500%	4/21/30	2,132	2,046
	Petronas Capital Ltd.	3.500%	4/21/30	36,360	34,739
	Petronas Capital Ltd.	3.404%	4/28/61	1,657	1,306
	Petronas Energy Canada Ltd.	2.112%	3/23/28	3,000	2,726
	Phillips 66	3.900%	3/15/28	10,057	9,904
	Phillips 66	2.150%	12/15/30	23,800	19,994
	Phillips 66 Partners LP	3.750%	3/1/28	32,099	31,065
	Phillips 66 Partners LP	3.150%	12/15/29	21,299	19,680
	Pioneer Natural Resources Co.	1.900%	8/15/30	44,700	37,087
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	26,733	24,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Range Resources Corp.	4.750%	2/15/30	633	604
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	76,277	74,930
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	59,588	59,035
	Saibu Gas Holdings Co. Ltd.	4.200%	4/15/27	9,115	8,954
	Saudi Arabian Oil Co.	3.500%	4/16/29	10,000	9,673
	Schlumberger Investment SA	2.650%	6/26/30	12,000	10,725
	Shell International Finance BV	2.375%	11/7/29	109,219	98,168
	Shell International Finance BV	2.750%	4/6/30	10,000	9,189
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,182
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	13,741	13,298
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	11,512
	Southwestern Energy Co.	4.750%	2/1/32	1,438	1,360
[4]	Tap Rock Resources LLC	7.000%	10/1/26	2,737	2,765
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,519
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	14,663	14,429
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	4,097	4,315
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	34,595	33,260
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	29,007	26,356
	TotalEnergies Capital International SA	3.455%	2/19/29	39,067	37,847
	TotalEnergies Capital International SA	2.829%	1/10/30	3,785	3,497
	TotalEnergies Capital SA	3.883%	10/11/28	18,600	18,547
	TransCanada PipeLines Ltd.	4.250%	5/15/28	32,114	32,099
	TransCanada PipeLines Ltd.	4.100%	4/15/30	20,000	19,593
	TransCanada PipeLines Ltd.	2.500%	10/12/31	26,525	22,687
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,286	1,275
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	12,945
	Valero Energy Corp.	2.150%	9/15/27	14,628	13,230
	Valero Energy Corp.	4.350%	6/1/28	11,392	11,332
	Valero Energy Corp.	4.000%	4/1/29	1,736	1,688
	Valero Energy Corp.	2.800%	12/1/31	12,000	10,360
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,863
	Western Midstream Operating LP	4.550%	2/1/30	3,200	2,948
	Williams Cos. Inc.	3.750%	6/15/27	24,000	23,478
	Williams Cos. Inc.	3.500%	11/15/30	7,000	6,499
	Williams Cos. Inc.	2.600%	3/15/31	42,000	36,242
					2,188,684
Financials (24.3%)
[4]	ABN AMRO Bank NV	2.470%	12/13/29	25,000	22,010
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	32,020	28,544
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	18,495	17,320
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	29,509	28,667
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	3,856	3,555
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	72,700	63,208
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	63,850	53,082
	Affiliated Managers Group Inc.	3.300%	6/15/30	25,223	23,277
	Air Lease Corp.	1.875%	8/15/26	35,000	31,243
	Air Lease Corp.	3.625%	4/1/27	2,000	1,896
	Air Lease Corp.	3.625%	12/1/27	2,903	2,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	4.625%	10/1/28	3,955	3,836
	Air Lease Corp.	3.250%	10/1/29	2,000	1,754
	Air Lease Corp.	3.000%	2/1/30	24,670	21,284
	Air Lease Corp.	3.125%	12/1/30	5,298	4,570
	Air Lease Corp.	2.875%	1/15/32	1,773	1,462
	Aircastle Ltd.	4.250%	6/15/26	3,000	2,897
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	2,028	1,919
	Allstate Corp.	1.450%	12/15/30	20,000	16,266
	Ally Financial Inc.	2.200%	11/2/28	30,000	26,037
	Ally Financial Inc.	8.000%	11/1/31	20,000	23,809
	American Express Co.	4.050%	5/3/29	20,200	20,025
	American International Group Inc.	5.750%	4/1/48	10,000	9,732
[4]	Antares Holdings LP	2.750%	1/15/27	11,200	9,564
	Aon Corp.	3.750%	5/2/29	3,000	2,917
	Aon Corp.	2.800%	5/15/30	32,426	28,895
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	12,400	11,766
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	6,034
	Ares Capital Corp.	2.875%	6/15/28	10,300	8,894
[9]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	300	323
[9]	ASB Finance Ltd.	0.250%	9/8/28	10,900	10,024
[9]	ASB Finance Ltd.	0.500%	9/24/29	4,557	4,147
[9]	Athene Global Funding	1.125%	9/2/25	18,000	18,392
[4]	Athene Global Funding	2.450%	8/20/27	10,000	9,061
[7]	Athene Global Funding	1.750%	11/24/27	500	567
[7]	Athene Global Funding	1.875%	11/30/28	4,000	4,488
	Athene Holding Ltd.	4.125%	1/12/28	12,744	12,268
	Athene Holding Ltd.	3.500%	1/15/31	16,561	14,665
[4]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	15,750	14,068
[4]	Avolon Holdings Funding Ltd.	2.750%	2/21/28	10,000	8,661
	Banco Santander SA	3.800%	2/23/28	30,200	28,738
	Banco Santander SA	4.379%	4/12/28	4,415	4,314
	Banco Santander SA	3.306%	6/27/29	29,700	27,420
	Banco Santander SA	3.490%	5/28/30	9,850	8,969
	Banco Santander SA	2.749%	12/3/30	27,470	22,676
	Banco Santander SA	2.958%	3/25/31	10,000	8,642
[9]	Bank of America Corp.	0.808%	5/9/26	500	508
	Bank of America Corp.	4.183%	11/25/27	26,852	26,484
	Bank of America Corp.	3.824%	1/20/28	51,829	50,397
	Bank of America Corp.	2.551%	2/4/28	28,500	26,305
	Bank of America Corp.	3.705%	4/24/28	29,256	28,278
	Bank of America Corp.	3.593%	7/21/28	12,862	12,344
	Bank of America Corp.	3.419%	12/20/28	87,280	82,609
	Bank of America Corp.	3.970%	3/5/29	40,165	38,991
	Bank of America Corp.	2.087%	6/14/29	41,700	36,305
	Bank of America Corp.	4.271%	7/23/29	22,622	22,245
	Bank of America Corp.	3.974%	2/7/30	42,723	41,263
	Bank of America Corp.	3.194%	7/23/30	34,921	31,921
	Bank of America Corp.	2.884%	10/22/30	32,946	29,405
	Bank of America Corp.	2.496%	2/13/31	47,013	40,418
	Bank of America Corp.	2.592%	4/29/31	25,990	22,520
	Bank of America Corp.	1.898%	7/23/31	65,770	53,685
	Bank of America Corp.	1.922%	10/24/31	59,206	48,142
[9]	Bank of America Corp.	0.654%	10/26/31	7,400	6,576
	Bank of America Corp.	2.651%	3/11/32	43,430	37,295
	Bank of America Corp.	2.687%	4/22/32	50,550	43,476
	Bank of America Corp.	2.299%	7/21/32	53,325	44,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.572%	10/20/32	40,000	33,791
	Bank of America Corp.	2.972%	2/4/33	50,000	43,601
	Bank of America Corp.	4.571%	4/27/33	75,500	75,177
	Bank of America Corp.	2.482%	9/21/36	25,000	20,091
	Bank of America Corp.	3.846%	3/8/37	25,000	22,297
	Bank of Montreal	2.650%	3/8/27	13,100	12,286
	Bank of Montreal	3.803%	12/15/32	2,000	1,902
	Bank of Montreal	3.088%	1/10/37	10,000	8,435
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	11,027
	Bank of New York Mellon Corp.	3.442%	2/7/28	47,280	46,555
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,528
	Bank of Nova Scotia	1.950%	2/2/27	12,600	11,488
	Bank of Nova Scotia	2.150%	8/1/31	20,000	16,782
	Bank of Nova Scotia	2.450%	2/2/32	35,000	29,779
	Bank of Nova Scotia	4.588%	5/4/37	10,000	9,493
	Barclays plc	4.337%	1/10/28	19,500	19,129
	Barclays plc	4.836%	5/9/28	35,836	35,330
	Barclays plc	4.972%	5/16/29	20,952	21,045
	Barclays plc	5.088%	6/20/30	4,000	3,929
	Barclays plc	2.645%	6/24/31	23,035	19,455
	Barclays plc	2.667%	3/10/32	10,000	8,341
	Barclays plc	2.894%	11/24/32	20,000	16,725
[7]	Barclays plc	3.250%	1/17/33	3,700	4,324
	Barclays plc	3.564%	9/23/35	13,075	11,312
[9]	Belfius Bank SA	3.125%	5/11/26	200	213
[4]	Belrose Funding Trust	2.330%	8/15/30	6,880	5,734
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	11,795	10,681
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	11,601	8,202
	BlackRock Inc.	2.400%	4/30/30	13,141	11,727
[4]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	2,070	1,893
[4]	BNP Paribas SA	3.500%	11/16/27	8,121	7,720
[4]	BNP Paribas SA	2.159%	9/15/29	20,000	17,052
[9]	BNP Paribas SA	0.625%	12/3/32	100	84
[4]	BPCE SA	3.250%	1/11/28	19,800	18,655
[6,11]	BPCE SA, 3M Australian Bank Bill Rate + 0.780%	1.171%	4/20/26	40,510	28,190
[6,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	1.735%	6/5/25	12,500	8,977
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,618
	Brookfield Finance Inc.	3.900%	1/25/28	19,925	19,413
	Brookfield Finance Inc.	4.850%	3/29/29	17,444	17,917
	Brookfield Finance Inc.	4.350%	4/15/30	3,510	3,462
	Brown & Brown Inc.	4.500%	3/15/29	2,182	2,179
	Brown & Brown Inc.	2.375%	3/15/31	26,000	21,592
[9]	CaixaBank SA	0.875%	3/25/24	1,000	1,046
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	25,000	24,639
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	9,650	8,943
	Capital One Financial Corp.	3.650%	5/11/27	9,845	9,532
	Capital One Financial Corp.	3.800%	1/31/28	27,300	26,282
	Capital One Financial Corp.	3.273%	3/1/30	41,980	38,313
	Capital One Financial Corp.	2.359%	7/29/32	28,000	22,475
	Capital One Financial Corp.	2.618%	11/2/32	20,000	16,757
	Cboe Global Markets Inc.	1.625%	12/15/30	12,719	10,511
	Cboe Global Markets Inc.	3.000%	3/16/32	10,500	9,597
	Charles Schwab Corp.	3.300%	4/1/27	20,837	20,412
	Charles Schwab Corp.	3.200%	1/25/28	24,693	23,803
	Charles Schwab Corp.	2.000%	3/20/28	20,000	18,038
	Charles Schwab Corp.	4.000%	2/1/29	17,652	17,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	3.250%	5/22/29	4,000	3,805
	Charles Schwab Corp.	4.625%	3/22/30	1,705	1,765
	Charles Schwab Corp.	1.650%	3/11/31	10,000	8,128
	Charles Schwab Corp.	2.900%	3/3/32	10,500	9,410
[9]	Chubb INA Holdings Inc.	0.875%	6/15/27	500	498
	Chubb INA Holdings Inc.	1.375%	9/15/30	32,120	26,271
[9]	Cia de Seguros Fidelidade SA	4.250%	9/4/31	2,200	2,287
	Citigroup Inc.	3.200%	10/21/26	25,000	24,089
	Citigroup Inc.	4.300%	11/20/26	32,452	32,404
	Citigroup Inc.	4.450%	9/29/27	34,218	34,019
	Citigroup Inc.	3.887%	1/10/28	20,800	20,273
	Citigroup Inc.	3.070%	2/24/28	15,000	14,117
	Citigroup Inc.	3.668%	7/24/28	44,260	42,570
	Citigroup Inc.	4.125%	7/25/28	39,250	38,180
	Citigroup Inc.	3.520%	10/27/28	40,466	38,483
	Citigroup Inc.	4.075%	4/23/29	19,086	18,560
	Citigroup Inc.	3.980%	3/20/30	34,793	33,398
	Citigroup Inc.	2.976%	11/5/30	40,076	35,854
	Citigroup Inc.	2.666%	1/29/31	42,659	37,158
	Citigroup Inc.	4.412%	3/31/31	39,752	38,853
	Citigroup Inc.	2.572%	6/3/31	24,000	20,620
	Citigroup Inc.	2.561%	5/1/32	21,400	18,085
	Citigroup Inc.	6.625%	6/15/32	260	293
	Citigroup Inc.	2.520%	11/3/32	38,000	31,722
	Citigroup Inc.	3.057%	1/25/33	24,000	20,988
[7]	Citigroup Inc.	7.375%	9/1/39	100	187
	Citigroup Inc.	4.650%	7/23/48	5,000	4,945
	Citizens Financial Group Inc.	2.500%	2/6/30	5,948	5,215
	Citizens Financial Group Inc.	3.250%	4/30/30	11,061	10,131
	CME Group Inc.	2.650%	3/15/32	15,385	13,709
	CNA Financial Corp.	3.450%	8/15/27	12,300	11,935
	CNA Financial Corp.	2.050%	8/15/30	12,000	10,000
	CNO Financial Group Inc.	5.250%	5/30/29	16,377	16,664
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	12,000	10,051
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	1.367%	8/20/31	27,100	18,223
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	1.945%	9/10/30	51,700	36,359
	Corebridge Financial Inc.	3.650%	4/5/27	10,000	9,703
[4]	Corebridge Financial Inc.	3.850%	4/5/29	45,120	43,141
	Corebridge Financial Inc.	3.900%	4/5/32	35,070	32,943
[9]	Credit Mutuel Arkea SA	0.875%	5/7/27	500	496
	Credit Suisse Group AG	4.550%	4/17/26	2,000	1,994
[4]	Credit Suisse Group AG	1.305%	2/2/27	5,909	5,173
[4]	Credit Suisse Group AG	4.194%	4/1/31	250	232
[4]	Credit Suisse Group AG	3.091%	5/14/32	15,600	13,089
[9]	Credit Suisse Group AG	0.625%	1/18/33	200	154
	Deutsche Bank AG	2.311%	11/16/27	13,400	11,864
	Deutsche Bank AG	2.552%	1/7/28	12,600	11,216
	Deutsche Bank AG	3.729%	1/14/32	5,000	4,132
	Deutsche Bank AG	3.035%	5/28/32	30,350	25,379
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,095	8,052
[4]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	13,096	10,653
[4,12]	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,754
	Discover Bank	4.650%	9/13/28	29,600	29,602
	Discover Bank	2.700%	2/6/30	13,788	12,015
	Discover Financial Services	4.100%	2/9/27	2,000	1,979
	Enstar Group Ltd.	4.950%	6/1/29	20,380	20,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enstar Group Ltd.	3.100%	9/1/31	12,000	10,043
	Equitable Holdings Inc.	4.350%	4/20/28	27,444	27,301
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	565	567
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	25,330	24,776
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,500	13,823
	Fidelity National Financial Inc.	4.500%	8/15/28	4,000	3,968
	Fidelity National Financial Inc.	3.400%	6/15/30	36,371	33,011
	Fidelity National Financial Inc.	2.450%	3/15/31	7,374	6,118
	First American Financial Corp.	2.400%	8/15/31	10,000	8,236
[4]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	13,287
	Franklin Resources Inc.	1.600%	10/30/30	15,000	12,143
	FS KKR Capital Corp.	3.400%	1/15/26	10,000	9,430
	GATX Corp.	4.000%	6/30/30	4,093	3,925
	GATX Corp.	1.900%	6/1/31	25,000	20,037
	GATX Corp.	3.500%	6/1/32	15,985	14,489
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	25,000	21,158
[7]	Goldman Sachs Group Inc.	1.000%	12/16/25	19,400	22,884
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,300	22,799
	Goldman Sachs Group Inc.	1.948%	10/21/27	15,000	13,469
	Goldman Sachs Group Inc.	2.640%	2/24/28	17,470	16,079
	Goldman Sachs Group Inc.	3.691%	6/5/28	46,207	44,314
	Goldman Sachs Group Inc.	3.814%	4/23/29	44,483	42,708
	Goldman Sachs Group Inc.	4.223%	5/1/29	50,389	49,293
	Goldman Sachs Group Inc.	2.600%	2/7/30	32,416	28,149
	Goldman Sachs Group Inc.	3.800%	3/15/30	2,000	1,891
	Goldman Sachs Group Inc.	1.992%	1/27/32	31,460	25,430
	Goldman Sachs Group Inc.	2.615%	4/22/32	41,000	34,714
	Goldman Sachs Group Inc.	2.383%	7/21/32	84,346	69,866
	Goldman Sachs Group Inc.	2.650%	10/21/32	55,650	46,980
	Goldman Sachs Group Inc.	3.102%	2/24/33	42,600	37,238
[9]	Goldman Sachs Group Inc.	1.000%	3/18/33	5,700	4,936
[6,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	2.250%	5/2/24	20,700	14,769
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,325
	Hartford Financial Services Group Inc.	2.800%	8/19/29	3,926	3,546
	HSBC Holdings plc	4.041%	3/13/28	78,139	75,779
	HSBC Holdings plc	2.013%	9/22/28	42,450	37,042
	HSBC Holdings plc	4.583%	6/19/29	41,640	41,149
	HSBC Holdings plc	2.206%	8/17/29	15,000	12,924
	HSBC Holdings plc	4.950%	3/31/30	17,320	17,492
	HSBC Holdings plc	3.973%	5/22/30	29,752	28,153
	HSBC Holdings plc	2.848%	6/4/31	36,495	31,531
	HSBC Holdings plc	2.357%	8/18/31	23,560	19,561
	HSBC Holdings plc	2.804%	5/24/32	36,500	30,665
	HSBC Holdings plc	2.871%	11/22/32	16,000	13,352
	HSBC Holdings plc	4.762%	3/29/33	15,000	14,232
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,887
	ING Groep NV	3.950%	3/29/27	25,636	25,056
	ING Groep NV	4.550%	10/2/28	9,000	8,951
	ING Groep NV	4.050%	4/9/29	13,264	12,760
	ING Groep NV	4.252%	3/28/33	10,000	9,571
	Intercontinental Exchange Inc.	3.750%	9/21/28	6,090	6,001
	Intercontinental Exchange Inc.	2.100%	6/15/30	21,000	18,153
[4]	Intesa Sanpaolo SpA	4.198%	6/1/32	10,000	8,292
[4]	Intesa Sanpaolo SPA	4.000%	9/23/29	21,525	19,824
[9]	JAB Holdings BV	2.250%	12/19/39	1,000	840
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	5,000	4,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	2.625%	10/15/31	5,000	4,113
	JPMorgan Chase & Co.	4.250%	10/1/27	9,000	8,948
	JPMorgan Chase & Co.	3.625%	12/1/27	18,750	18,113
	JPMorgan Chase & Co.	3.782%	2/1/28	29,685	28,849
	JPMorgan Chase & Co.	2.947%	2/24/28	5,108	4,811
	JPMorgan Chase & Co.	4.323%	4/26/28	35,000	34,899
	JPMorgan Chase & Co.	3.540%	5/1/28	37,277	35,808
	JPMorgan Chase & Co.	2.182%	6/1/28	36,575	32,896
	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	40,064
	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	44,871
	JPMorgan Chase & Co.	2.069%	6/1/29	37,500	32,852
	JPMorgan Chase & Co.	4.203%	7/23/29	31,355	30,813
	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	22,661
	JPMorgan Chase & Co.	3.702%	5/6/30	43,522	41,326
	JPMorgan Chase & Co.	2.739%	10/15/30	81,229	72,103
	JPMorgan Chase & Co.	4.493%	3/24/31	15,100	15,048
	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	19,110
	JPMorgan Chase & Co.	2.956%	5/13/31	36,400	32,010
	JPMorgan Chase & Co.	1.764%	11/19/31	35,000	28,246
	JPMorgan Chase & Co.	1.953%	2/4/32	65,000	53,083
	JPMorgan Chase & Co.	2.580%	4/22/32	33,950	29,217
	JPMorgan Chase & Co.	2.545%	11/8/32	30,000	25,457
	JPMorgan Chase & Co.	2.963%	1/25/33	42,200	37,181
[9]	JPMorgan Chase & Co.	0.597%	2/17/33	100	87
	JPMorgan Chase & Co.	4.586%	4/26/33	19,100	19,205
	Kemper Corp.	2.400%	9/30/30	4,837	3,997
	Kemper Corp.	3.800%	2/23/32	10,000	9,083
	KeyCorp	4.100%	4/30/28	15,000	14,862
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	671	659
	Lazard Group LLC	4.500%	9/19/28	31,409	31,144
	Lazard Group LLC	4.375%	3/11/29	555	543
	Lincoln National Corp.	3.400%	1/15/31	11,993	11,170
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	29,377
	Lloyds Banking Group plc	4.550%	8/16/28	13,800	13,785
[4]	Macquarie Bank Ltd.	3.052%	3/3/36	20,000	16,554
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.945%	5/28/30	45,710	33,052
[4]	Macquarie Group Ltd.	1.629%	9/23/27	13,335	11,733
[4]	Macquarie Group Ltd.	2.691%	6/23/32	20,000	16,786
	Markel Corp.	3.350%	9/17/29	19,039	17,904
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	26,293	26,600
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,175	15,708
	MetLife Inc.	4.550%	3/23/30	24,945	25,844
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	2,360	1,899
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	4,827
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	2,750	2,636
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	10,136	9,918
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,000	4,873
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,090	41,388
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	38,368
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	37,878	33,083
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	40,000	33,336
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	8,000	6,726
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,879	1,836
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,750	7,600
	Mizuho Financial Group Inc.	4.254%	9/11/29	2,000	1,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	19,647
	Mizuho Financial Group Inc.	2.869%	9/13/30	10,620	9,536
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	17,051
	Mizuho Financial Group Inc.	2.201%	7/10/31	13,000	10,888
	Mizuho Financial Group Inc.	2.260%	7/9/32	12,000	9,930
[9]	Mizuho Financial Group Inc.	0.843%	4/12/33	200	172
[9]	Morgan Stanley	1.750%	3/11/24	1,000	1,064
	Morgan Stanley	3.625%	1/20/27	68,607	66,932
	Morgan Stanley	3.950%	4/23/27	26,821	26,294
	Morgan Stanley	2.475%	1/21/28	14,700	13,531
	Morgan Stanley	3.591%	7/22/28	57,390	55,013
	Morgan Stanley	3.772%	1/24/29	36,421	35,148
	Morgan Stanley	4.431%	1/23/30	43,000	42,716
	Morgan Stanley	2.699%	1/22/31	51,418	45,254
	Morgan Stanley	3.622%	4/1/31	37,909	35,530
	Morgan Stanley	1.794%	2/13/32	34,634	27,774
	Morgan Stanley	1.928%	4/28/32	19,429	15,686
	Morgan Stanley	2.239%	7/21/32	47,078	38,978
	Morgan Stanley	2.511%	10/20/32	20,000	16,844
	Morgan Stanley	2.943%	1/21/33	35,000	30,544
	Morgan Stanley	2.484%	9/16/36	30,000	24,038
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	3,003	2,941
	Nasdaq Inc.	3.950%	3/7/52	2,195	1,896
[9]	National Australia Bank Ltd.	0.250%	5/20/24	1,000	1,036
	Natwest Group plc	3.073%	5/22/28	12,686	11,775
	Natwest Group plc	4.892%	5/18/29	23,355	23,303
	Natwest Group plc	5.076%	1/27/30	24,601	24,995
	Natwest Group plc	4.445%	5/8/30	7,550	7,331
	Natwest Group plc	3.032%	11/28/35	15,000	12,602
[7]	NatWest Group plc	2.057%	11/9/28	8,600	9,875
[7]	NIBC Bank NV	3.125%	11/15/23	17,600	22,043
[4]	Nippon Life Insurance Co.	2.750%	1/21/51	11,110	9,548
[4]	Nippon Life Insurance Co.	2.900%	9/16/51	15,000	12,964
	Nomura Holdings Inc.	2.172%	7/14/28	25,300	22,019
	Nomura Holdings Inc.	2.710%	1/22/29	12,950	11,546
	Nomura Holdings Inc.	3.103%	1/16/30	7,857	7,051
	Nomura Holdings Inc.	2.679%	7/16/30	5,000	4,303
	Nomura Holdings Inc.	2.608%	7/14/31	11,000	9,251
	Nomura Holdings Inc.	2.999%	1/22/32	10,000	8,628
	Northern Trust Corp.	1.950%	5/1/30	5,574	4,847
	Northern Trust Corp.	3.375%	5/8/32	5,036	4,873
	OneMain Finance Corp.	3.500%	1/15/27	1,855	1,633
	ORIX Corp.	2.250%	3/9/31	5,217	4,467
	Owl Rock Capital Corp.	3.400%	7/15/26	16,000	14,778
	Owl Rock Capital Corp.	2.875%	6/11/28	300	256
[7]	Phoenix Group Holdings plc	6.625%	12/18/25	200	272
[4]	Pine Street Trust I	4.572%	2/15/29	250	250
	PNC Bank NA	3.100%	10/25/27	5,736	5,561
	PNC Bank NA	3.250%	1/22/28	28,085	27,212
	PNC Bank NA	2.700%	10/22/29	29,415	26,486
	PNC Financial Services Group Inc.	3.450%	4/23/29	32,603	31,366
	PNC Financial Services Group Inc.	2.550%	1/22/30	25,000	22,375
	Principal Financial Group Inc.	3.700%	5/15/29	18,767	18,135
	Progressive Corp.	4.000%	3/1/29	1,070	1,075
	Progressive Corp.	3.200%	3/26/30	14,172	13,337
	Progressive Corp.	3.000%	3/15/32	3,700	3,367
[4]	Protective Life Corp.	4.300%	9/30/28	22,700	23,074
	Prudential Financial Inc.	2.100%	3/10/30	2,750	2,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	3.700%	10/1/50	8,155	7,150
	Prudential Financial Inc.	3.700%	3/13/51	5,000	4,326
	Prudential Financial Inc.	5.125%	3/1/52	10,000	9,711
	Prudential plc	3.125%	4/14/30	1,500	1,388
	Regions Financial Corp.	1.800%	8/12/28	35,000	30,357
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,800	6,573
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,658
[7]	Rothesay Life plc	8.000%	10/30/25	3,748	5,249
[7]	Rothesay Life plc	3.375%	7/12/26	200	245
	Royal Bank of Canada	2.300%	11/3/31	20,000	17,015
	Royal Bank of Canada	3.875%	5/4/32	7,700	7,396
	Santander Holdings USA Inc.	4.400%	7/13/27	13,772	13,592
	Santander UK Group Holdings plc	2.469%	1/11/28	11,000	9,955
	Santander UK Group Holdings plc	3.823%	11/3/28	2,500	2,374
[4]	SBL Holdings Inc.	5.000%	2/18/31	17,773	15,883
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	5,000	4,529
	State Street Corp.	2.400%	1/24/30	7,030	6,311
	State Street Corp.	3.152%	3/30/31	4,997	4,685
	State Street Corp.	2.623%	2/7/33	10,000	8,839
	State Street Corp.	3.031%	11/1/34	3,000	2,744
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,780
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,011	10,619
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	3,845
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,366	12,873
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	4,749
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	37,100	31,907
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	745
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	54,077	49,512
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,000	2,683
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	29,103
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,045	16,005
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	2,882	2,365
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	20,100	16,658
	SVB Financial Group	2.100%	5/15/28	30,625	26,948
	SVB Financial Group	3.125%	6/5/30	7,000	6,288
	SVB Financial Group	1.800%	2/2/31	10,000	8,015
	Synchrony Financial	3.950%	12/1/27	28,297	27,089
	Synchrony Financial	5.150%	3/19/29	1,157	1,153
	Synchrony Financial	2.875%	10/28/31	35,000	28,532
[4]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	997
[4]	Temasek Financial I Ltd.	2.750%	8/2/61	15,650	12,247
	Toronto-Dominion Bank	2.000%	9/10/31	10,000	8,332
	Toronto-Dominion Bank	2.450%	1/12/32	44,045	37,788
	Toronto-Dominion Bank	3.200%	3/10/32	41,600	37,968
	Truist Bank	2.250%	3/11/30	34,140	29,570
	Truist Financial Corp.	3.875%	3/19/29	10,000	9,718
	Truist Financial Corp.	1.887%	6/7/29	15,000	13,134
	Truist Financial Corp.	1.950%	6/5/30	15,000	12,846
[4]	UBS Group AG	1.494%	8/10/27	15,000	13,329
[9]	UBS Group AG	0.625%	2/24/33	200	170
	US Bancorp	3.900%	4/26/28	2,250	2,254
	US Bancorp	3.000%	7/30/29	21,800	20,267
	US Bancorp	1.375%	7/22/30	27,000	22,092
	US Bancorp	2.491%	11/3/36	7,250	6,102
[4]	USAA Capital Corp.	2.125%	5/1/30	3,600	3,178
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
[7]	Wells Fargo & Co.	2.125%	12/20/23	1,000	1,237
	Wells Fargo & Co.	4.100%	6/3/26	11,899	11,848
[11]	Wells Fargo & Co.	4.000%	4/27/27	13,972	9,535
	Wells Fargo & Co.	4.300%	7/22/27	22,041	21,996
	Wells Fargo & Co.	3.526%	3/24/28	41,075	39,544
	Wells Fargo & Co.	3.584%	5/22/28	57,812	55,503
	Wells Fargo & Co.	2.393%	6/2/28	31,588	28,700
	Wells Fargo & Co.	4.150%	1/24/29	26,949	26,549
	Wells Fargo & Co.	2.879%	10/30/30	71,832	64,462
	Wells Fargo & Co.	2.572%	2/11/31	42,900	37,623
	Wells Fargo & Co.	4.478%	4/4/31	2,000	1,998
	Wells Fargo & Co.	4.611%	4/25/53	5,885	5,803
[7]	Wells Fargo Bank NA	5.250%	8/1/23	11,950	15,397
	Westpac Banking Corp.	1.953%	11/20/28	25,400	22,436
	Westpac Banking Corp.	2.894%	2/4/30	250	239
	Westpac Banking Corp.	2.150%	6/3/31	12,780	10,907
	Westpac Banking Corp.	4.110%	7/24/34	11,175	10,540
	Westpac Banking Corp.	2.668%	11/15/35	15,000	12,307
	Westpac Banking Corp.	3.020%	11/18/36	15,000	12,462
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	2.262%	1/29/31	25,200	17,331
	Willis North America Inc.	4.500%	9/15/28	14,000	13,968
	Willis North America Inc.	2.950%	9/15/29	52,892	47,223
[9]	XLIT Ltd.	3.250%	6/29/47	9,100	9,546
					7,685,526
Health Care (7.4%)
	AbbVie Inc.	4.250%	11/14/28	78,636	78,722
	AbbVie Inc.	3.200%	11/21/29	100,066	93,284
	AbbVie Inc.	4.875%	11/14/48	5,000	5,021
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	8,976
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	20,992
[9]	American Medical Systems Europe BV	0.750%	3/8/25	12,218	12,583
[9]	American Medical Systems Europe BV	1.875%	3/8/34	5,300	5,092
	AmerisourceBergen Corp.	3.450%	12/15/27	15,701	15,286
	AmerisourceBergen Corp.	2.800%	5/15/30	6,000	5,364
	AmerisourceBergen Corp.	2.700%	3/15/31	78,844	68,826
	Amgen Inc.	1.650%	8/15/28	38,438	33,535
	Amgen Inc.	3.000%	2/22/29	19,824	18,596
	Amgen Inc.	2.450%	2/21/30	13,400	11,818
	Amgen Inc.	2.300%	2/25/31	10,000	8,589
	Amgen Inc.	3.350%	2/22/32	33,780	31,173
	Amgen Inc.	4.663%	6/15/51	5,000	4,812
	Anthem Inc.	3.650%	12/1/27	10,000	9,805
	Anthem Inc.	2.875%	9/15/29	30,704	28,083
	Anthem Inc.	2.250%	5/15/30	6,441	5,576
	Anthem Inc.	2.550%	3/15/31	8,000	7,023
	Anthem Inc.	4.100%	5/15/32	15,000	14,748
	Ascension Health	2.532%	11/15/29	2,500	2,291
	Astrazeneca Finance LLC	1.750%	5/28/28	51,477	45,954
	AstraZeneca plc	1.375%	8/6/30	49,800	40,940
[4]	Bausch Health Cos. Inc.	6.125%	4/15/25	1,207	1,210
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	970	938
[4]	Bausch Health Cos. Inc.	5.250%	2/15/31	1,615	1,122
[4]	Baxter International Inc.	2.272%	12/1/28	71,445	63,455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	3.950%	4/1/30	22,000	21,456
	Baxter International Inc.	1.730%	4/1/31	3,000	2,419
[4]	Baxter International Inc.	2.539%	2/1/32	50,000	42,830
	Becton Dickinson and Co.	2.823%	5/20/30	3,465	3,100
	Boston Scientific Corp.	2.650%	6/1/30	77,567	69,094
	Bristol-Myers Squibb Co.	3.900%	2/20/28	15,970	16,088
	Bristol-Myers Squibb Co.	3.400%	7/26/29	22,971	22,291
	Bristol-Myers Squibb Co.	1.450%	11/13/30	39,570	32,424
	Bristol-Myers Squibb Co.	2.950%	3/15/32	24,000	22,043
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,000	7,233
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,759
	Centene Corp.	2.450%	7/15/28	19,825	17,304
	Centene Corp.	3.000%	10/15/30	1,487	1,290
	Centene Corp.	2.625%	8/1/31	8,535	7,119
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	3,386	3,232
	CHRISTUS Health	4.341%	7/1/28	19,800	19,882
	Cigna Corp.	4.375%	10/15/28	64,260	64,576
	Cigna Corp.	2.400%	3/15/30	55,139	48,346
	CommonSpirit Health	2.782%	10/1/30	509	452
[4]	CSL UK Holdings Ltd.	4.250%	4/27/32	26,665	26,454
	CVS Health Corp.	4.300%	3/25/28	114,564	115,062
	CVS Health Corp.	3.250%	8/15/29	63,378	59,025
	CVS Health Corp.	3.750%	4/1/30	57,849	55,265
	CVS Health Corp.	1.750%	8/21/30	4,635	3,790
	CVS Health Corp.	1.875%	2/28/31	10,000	8,208
	DH Europe Finance II Sarl	2.600%	11/15/29	22,000	19,860
	Eli Lilly & Co.	3.375%	3/15/29	8,300	8,144
	Eli Lilly & Co.	3.950%	3/15/49	5,000	4,914
	Encompass Health Corp.	4.500%	2/1/28	3,202	2,948
	Gilead Sciences Inc.	4.150%	3/1/47	5,000	4,555
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	57,224	57,602
	HCA Inc.	5.375%	2/1/25	2,425	2,495
	HCA Inc.	5.875%	2/15/26	1,990	2,062
	HCA Inc.	4.500%	2/15/27	34,516	34,679
[4]	HCA Inc.	3.375%	3/15/29	15,000	13,759
	HCA Inc.	2.375%	7/15/31	20,000	16,467
[4]	HCA Inc.	3.625%	3/15/32	28,135	25,229
[4]	Highmark Inc.	2.550%	5/10/31	20,000	17,325
	Humana Inc.	4.875%	4/1/30	1,758	1,807
	Kaiser Foundation Hospitals	3.150%	5/1/27	300	292
	Merck & Co. Inc.	3.400%	3/7/29	44,089	43,211
	Merck & Co. Inc.	1.450%	6/24/30	7,000	5,848
	Merck & Co. Inc.	2.150%	12/10/31	47,905	41,693
	Merck & Co. Inc.	4.000%	3/7/49	5,000	4,807
	Mercy Health	4.302%	7/1/28	12,500	12,773
	Mylan Inc.	4.550%	4/15/28	14,900	14,475
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	5,000	3,753
	Novartis Capital Corp.	2.200%	8/14/30	22,570	20,074
	Novartis Capital Corp.	4.000%	11/20/45	5,000	4,820
[4]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	6,375	5,922
	PerkinElmer Inc.	1.900%	9/15/28	42,366	36,763
	PerkinElmer Inc.	3.300%	9/15/29	5,000	4,593
	PerkinElmer Inc.	2.250%	9/15/31	11,000	9,054
	Pfizer Inc.	3.450%	3/15/29	30,721	30,107
	Pfizer Inc.	2.625%	4/1/30	17,500	16,078
	Pfizer Inc.	1.700%	5/28/30	26,270	22,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,539
	Quest Diagnostics Inc.	2.950%	6/30/30	13,950	12,467
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,818
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	12,191
[4]	Roche Holdings Inc.	1.930%	12/13/28	45,000	40,346
[4]	Roche Holdings Inc.	2.076%	12/13/31	24,820	21,390
	Royalty Pharma plc	2.200%	9/2/30	25,000	20,907
	Royalty Pharma plc	2.150%	9/2/31	4,000	3,230
	Stanford Health Care	3.310%	8/15/30	17,000	16,226
	STERIS Irish FinCo UnLtd Co.	2.700%	3/15/31	32,000	27,385
	Stryker Corp.	1.950%	6/15/30	13,250	11,242
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	35,329	36,846
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	102,037	86,195
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	5,000	3,832
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	360	358
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,387
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	1,641	1,629
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	3,819	3,458
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	24,050	21,147
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	25,879	23,543
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	38,981	32,807
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	29,484
	UnitedHealth Group Inc.	3.875%	12/15/28	20,288	20,335
	UnitedHealth Group Inc.	2.875%	8/15/29	5,666	5,304
	UnitedHealth Group Inc.	2.000%	5/15/30	10,000	8,672
	Viatris Inc.	2.300%	6/22/27	32,360	28,649
	Viatris Inc.	2.700%	6/22/30	36,456	30,269
	Zoetis Inc.	3.900%	8/20/28	21,700	21,552
	Zoetis Inc.	2.000%	5/15/30	19,148	16,486
					2,352,842
Industrials (5.4%)
	3M Co.	3.375%	3/1/29	10,087	9,800
	3M Co.	2.375%	8/26/29	10,000	9,061
[4]	Air Canada	3.875%	8/15/26	2,580	2,385
[4]	Airbus SE	3.150%	4/10/27	26,527	25,971
[9]	Airbus SE	2.375%	6/9/40	1,800	1,695
[4]	Allison Transmission Inc.	4.750%	10/1/27	5,165	4,979
[4]	American Airlines Inc.	11.750%	7/15/25	685	789
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	2,935	2,909
[4,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	7,985	7,704
[4]	Aramark Services Inc.	6.375%	5/1/25	1,472	1,498
[4]	Aramark Services Inc.	5.000%	2/1/28	2,610	2,435
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	40,230	24,633
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	24,621
[4]	BAE Systems plc	1.900%	2/15/31	6,670	5,468
	Block Financial LLC	3.875%	8/15/30	17,650	16,396
	Boeing Co.	5.040%	5/1/27	64,624	65,516
	Boeing Co.	3.250%	2/1/28	34,203	31,657
	Boeing Co.	3.250%	3/1/28	3,131	2,858
	Boeing Co.	3.200%	3/1/29	19,969	17,905
	Boeing Co.	5.150%	5/1/30	81,841	81,508
	Boeing Co.	3.625%	2/1/31	5,000	4,511
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,000	2,014
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,598
	Canadian Pacific Railway Co.	2.450%	12/2/31	20,000	17,403
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,914	2,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrier Global Corp.	2.722%	2/15/30	31,000	27,394
	Caterpillar Inc.	2.600%	9/19/29	8,000	7,385
[4]	Clark Equipment Co.	5.875%	6/1/25	1,572	1,591
[4]	Clean Harbors Inc.	4.875%	7/15/27	4,535	4,477
	CSX Corp.	3.800%	3/1/28	18,470	18,345
	CSX Corp.	2.400%	2/15/30	8,663	7,690
[4]	Daimler Trucks Finance North America LLC	2.375%	12/14/28	10,000	8,830
[5]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	9,103	8,223
	Delta Air Lines Inc.	2.900%	10/28/24	1,255	1,198
	Delta Air Lines Inc.	3.750%	10/28/29	2,023	1,786
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	95,221	94,294
	Dover Corp.	2.950%	11/4/29	3,000	2,790
[9]	easyJet FinCo BV	1.875%	3/3/28	300	281
	Embraer Overseas Ltd.	5.696%	9/16/23	582	593
	Embraer SA	5.150%	6/15/22	8,000	8,006
	Emerson Electric Co.	2.000%	12/21/28	47,705	42,692
	Emerson Electric Co.	2.200%	12/21/31	35,550	30,748
	FedEx Corp.	3.400%	2/15/28	478	461
	FedEx Corp.	3.100%	8/5/29	12,359	11,456
	FedEx Corp.	2.400%	5/15/31	42,544	36,500
	General Dynamics Corp.	3.750%	5/15/28	20,545	20,478
	General Dynamics Corp.	3.625%	4/1/30	21,607	21,259
	General Dynamics Corp.	2.250%	6/1/31	10,000	8,827
	General Electric Co.	6.750%	3/15/32	8,333	9,666
[7]	Heathrow Funding Ltd.	2.625%	3/16/28	300	344
	Honeywell International Inc.	2.700%	8/15/29	14,138	13,204
	Honeywell International Inc.	1.950%	6/1/30	9,459	8,267
	Honeywell International Inc.	1.750%	9/1/31	10,392	8,759
	Hubbell Inc.	2.300%	3/15/31	15,000	12,982
[4]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	25,450	21,992
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	15,053	14,794
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	34,000	27,964
	L3Harris Technologies Inc.	4.400%	6/15/28	39,284	39,397
	L3Harris Technologies Inc.	4.400%	6/15/28	6,273	6,279
	L3Harris Technologies Inc.	2.900%	12/15/29	7,831	7,124
	L3Harris Technologies Inc.	1.800%	1/15/31	29,540	24,199
	Lennox International Inc.	1.700%	8/1/27	7,000	6,231
	Lockheed Martin Corp.	1.850%	6/15/30	7,138	6,162
[8]	Lockheed Martin Corp.	3.900%	6/15/32	15,330	15,221
	Lockheed Martin Corp.	4.700%	5/15/46	5,000	5,287
[8]	Lockheed Martin Corp.	4.150%	6/15/53	5,000	4,852
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	26,176	26,917
[4]	Mueller Water Products Inc.	4.000%	6/15/29	5,042	4,581
	Norfolk Southern Corp.	3.800%	8/1/28	10,803	10,707
	Norfolk Southern Corp.	2.550%	11/1/29	3,000	2,704
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	8,711
	Northrop Grumman Corp.	3.250%	1/15/28	77,009	74,004
	Northrop Grumman Corp.	4.400%	5/1/30	32,630	32,883
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	25,186
[11]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	16,090
[11]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	11,681
	Parker-Hannifin Corp.	3.250%	6/14/29	3,000	2,802
[11]	Qantas Airways Ltd.	4.750%	10/12/26	32,930	22,914
[11]	Qantas Airways Ltd.	3.150%	9/27/28	20,500	12,497
[11]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,287
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,688
	Raytheon Technologies Corp.	4.125%	11/16/28	42,770	42,789
	Raytheon Technologies Corp.	2.250%	7/1/30	24,511	21,371
	Raytheon Technologies Corp.	1.900%	9/1/31	25,000	20,772
	Republic Services Inc.	1.450%	2/15/31	10,000	7,947
	Republic Services Inc.	1.750%	2/15/32	12,620	10,133
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,252
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	1,563	1,413
[4]	Rolls-Royce plc	5.750%	10/15/27	4,402	4,252
	Ryder System Inc.	2.850%	3/1/27	9,320	8,795
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	25,000	22,335
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,453
	Southwest Airlines Co.	2.625%	2/10/30	31,710	27,472
	Stanley Black & Decker Inc.	2.300%	3/15/30	29,607	25,916
[9]	Sydney Airport Finance Co Pty Ltd.	1.750%	4/26/28	400	407
	Teledyne Technologies Inc.	2.250%	4/1/28	34,661	30,870
	Teledyne Technologies Inc.	2.750%	4/1/31	25,607	22,239
[4]	TopBuild Corp.	3.625%	3/15/29	628	547
[4]	TopBuild Corp.	4.125%	2/15/32	3,717	3,214
[4]	TransDigm Inc.	8.000%	12/15/25	3,425	3,566
[4]	TransDigm Inc.	6.250%	3/15/26	7,569	7,579
	TransDigm Inc.	5.500%	11/15/27	3,009	2,760
	TransDigm Inc.	4.875%	5/1/29	4,880	4,274
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	18,030	15,392
	Tyco Electronics Group SA	2.500%	2/4/32	7,990	7,076
	Union Pacific Corp.	3.950%	9/10/28	17,542	17,574
	Union Pacific Corp.	3.700%	3/1/29	8,149	8,022
	Union Pacific Corp.	2.400%	2/5/30	28,000	25,065
	Union Pacific Corp.	2.800%	2/14/32	20,000	17,968
[5]	United Airlines Class AA Series 2019-2 Pass Through Trust	5.875%	4/15/29	35,708	36,163
[4]	United Airlines Inc.	4.375%	4/15/26	6,300	6,071
[4]	United Airlines Inc.	4.625%	4/15/29	4,865	4,470
[4]	Vertiv Group Corp.	4.125%	11/15/28	1,710	1,490
[4]	Wabash National Corp.	4.500%	10/15/28	788	659
	Waste Management Inc.	1.150%	3/15/28	17,865	15,366
	Waste Management Inc.	2.000%	6/1/29	15,320	13,625
	Waste Management Inc.	1.500%	3/15/31	27,800	22,556
[4]	WESCO Distribution Inc.	7.250%	6/15/28	4,463	4,638
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	1,379	1,307
[9]	Wizz Air Finance Co. BV	1.350%	1/19/24	10,500	10,519
					1,722,499
Materials (2.4%)
[9]	Aliaxis Finance SA	0.875%	11/8/28	7,500	6,810
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	17,233
	ArcelorMittal SA	4.250%	7/16/29	10,000	9,690
[4]	Arconic Corp.	6.000%	5/15/25	770	774
[4]	Arconic Corp.	6.125%	2/15/28	1,305	1,263
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	2,951	2,590
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,828
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	2,510	2,328
[4]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,868	2,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ball Corp.	2.875%	8/15/30	5,146	4,331
	Ball Corp.	3.125%	9/15/31	2,271	1,904
[9]	BASF SE	1.625%	11/15/37	100	89
[9]	Berry Global Inc.	1.000%	1/15/25	800	804
	Berry Global Inc.	1.650%	1/15/27	22,469	19,962
[4]	Berry Global Inc.	5.625%	7/15/27	5,440	5,421
[7]	BHP Billiton Finance Ltd.	4.300%	9/25/42	2,936	3,961
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	2,801	2,865
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,438	4,668
[4]	Chemours Co.	5.750%	11/15/28	2,228	2,097
[4]	Chemours Co.	4.625%	11/15/29	4,504	3,901
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.700%	6/1/28	23,646	23,162
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,125
	Dow Chemical Co.	2.100%	11/15/30	57,105	48,464
	DuPont de Nemours Inc.	4.725%	11/15/28	21,094	21,794
	Ecolab Inc.	1.300%	1/30/31	10,000	8,110
	Ecolab Inc.	2.125%	2/1/32	10,000	8,582
[4]	Element Solutions Inc.	3.875%	9/1/28	3,825	3,421
	FMC Corp.	3.450%	10/1/29	13,000	12,143
[4]	Freeport Indonesia PT	5.315%	4/14/32	47,310	45,531
[4]	Freeport Indonesia PT	6.200%	4/14/52	12,125	11,740
	Freeport-McMoRan Inc.	4.125%	3/1/28	8,330	8,051
	Freeport-McMoRan Inc.	4.375%	8/1/28	4,680	4,533
	Freeport-McMoRan Inc.	5.250%	9/1/29	22,881	22,896
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,603	4,335
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,729
[4]	GC Treasury Center Co. Ltd.	4.400%	3/30/32	10,909	10,321
[4]	Georgia-Pacific LLC	2.300%	4/30/30	12,000	10,604
[9]	Glencore Capital Finance DAC	1.250%	3/1/33	300	256
[4]	Graham Packaging Co. Inc.	7.125%	8/15/28	2,243	2,023
[4]	Graphic Packaging International LLC	3.500%	3/15/28	2,607	2,359
[4]	Graphic Packaging International LLC	3.500%	3/1/29	977	870
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	4,465	4,119
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,085	988
[4]	Ingevity Corp.	3.875%	11/1/28	1,485	1,340
[4]	Kaiser Aluminum Corp.	4.500%	6/1/31	2,188	1,883
	Linde Inc.	1.100%	8/10/30	5,570	4,556
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	21,107
	Newmont Corp.	2.800%	10/1/29	37,675	34,214
	Newmont Corp.	2.250%	10/1/30	34,620	29,565
	Newmont Corp.	2.600%	7/15/32	10,000	8,526
	Nucor Corp.	2.700%	6/1/30	25,060	22,367
	Nucor Corp.	3.125%	4/1/32	20,600	18,534
	Nutrien Ltd.	4.200%	4/1/29	15,287	15,324
	Owens Corning	3.875%	6/1/30	370	353
	Packaging Corp. of America	3.000%	12/15/29	17,944	16,520
[4]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	1,367	1,191
	PPG Industries Inc.	2.800%	8/15/29	11,000	10,161
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,441
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,000	2,346
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	6,000	4,566
	RPM International Inc.	4.550%	3/1/29	17,250	17,284
	RPM International Inc.	2.950%	1/15/32	3,415	2,966
	Sherwin-Williams Co.	2.950%	8/15/29	32,011	29,456
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	17,824
	Sherwin-Williams Co.	2.200%	3/15/32	10,000	8,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Steel Dynamics Inc.	1.650%	10/15/27	14,695	12,976
	Steel Dynamics Inc.	3.450%	4/15/30	36,891	34,483
[4]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	2,342	2,065
	United States Steel Corp.	6.875%	3/1/29	1,600	1,628
	Vale Overseas Ltd.	6.250%	8/10/26	20,000	21,060
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,512
	WRKCo Inc.	3.900%	6/1/28	26,734	26,151
	WRKCo Inc.	4.900%	3/15/29	6,000	6,168
					745,330
Real Estate (6.2%)
	Agree LP	2.000%	6/15/28	23,750	20,865
	Agree LP	2.900%	10/1/30	6,500	5,734
	Agree LP	2.600%	6/15/33	5,720	4,735
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	1,956
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	24,332
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	4,347	4,513
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	875	811
	American Assets Trust LP	3.375%	2/1/31	13,104	11,639
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	880	873
	American Campus Communities Operating Partnership LP	2.250%	1/15/29	22,000	20,456
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	5,049	4,790
	American Homes 4 Rent LP	4.250%	2/15/28	13,372	13,083
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	8,278
	American Homes 4 Rent LP	3.625%	4/15/32	10,000	9,101
	American Tower Corp.	3.375%	10/15/26	8	8
[9]	American Tower Corp.	0.500%	1/15/28	300	279
	American Tower Corp.	3.600%	1/15/28	27,234	25,954
	American Tower Corp.	1.500%	1/31/28	39,887	33,707
	American Tower Corp.	3.950%	3/15/29	9,000	8,571
	American Tower Corp.	3.800%	8/15/29	41,188	38,556
	American Tower Corp.	2.900%	1/15/30	30,100	26,444
	American Tower Corp.	2.100%	6/15/30	24,909	20,428
	American Tower Corp.	1.875%	10/15/30	13,000	10,369
	American Tower Corp.	2.700%	4/15/31	20,000	16,835
	American Tower Corp.	2.300%	9/15/31	4,000	3,253
[9]	Aroundtown SA	1.625%	1/31/28	400	384
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	18,045
	AvalonBay Communities Inc.	1.900%	12/1/28	13,300	11,750
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	4,760
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	12,973
	Boston Properties LP	4.500%	12/1/28	10,000	10,069
	Boston Properties LP	3.400%	6/21/29	295	276
	Boston Properties LP	2.900%	3/15/30	16,800	14,983
	Boston Properties LP	3.250%	1/30/31	10,806	9,788
	Boston Properties LP	2.550%	4/1/32	10,000	8,376
	Brandywine Operating Partnership LP	3.950%	11/15/27	27,776	26,905
	Brixmor Operating Partnership LP	3.900%	3/15/27	1,100	1,072
	Brixmor Operating Partnership LP	2.250%	4/1/28	13,000	11,407
	Brixmor Operating Partnership LP	4.125%	5/15/29	18,000	17,446
	Brixmor Operating Partnership LP	4.050%	7/1/30	8,018	7,581
	Brixmor Operating Partnership LP	2.500%	8/16/31	20,000	16,501
	Corporate Office Properties LP	2.000%	1/15/29	20,000	16,758
	Corporate Office Properties LP	2.750%	4/15/31	27,226	22,923
	Crown Castle International Corp.	3.800%	2/15/28	8,758	8,431
	Crown Castle International Corp.	4.300%	2/15/29	22,930	22,440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	3.100%	11/15/29	30,966	27,763
	Crown Castle International Corp.	3.300%	7/1/30	14,589	13,167
	Crown Castle International Corp.	2.250%	1/15/31	13,715	11,292
	CubeSmart LP	2.250%	12/15/28	20,000	17,592
	CubeSmart LP	4.375%	2/15/29	12,000	12,038
	CubeSmart LP	2.000%	2/15/31	9,558	7,953
	Digital Realty Trust LP	3.700%	8/15/27	21,675	21,032
	Digital Realty Trust LP	3.600%	7/1/29	37,195	35,010
	Duke Realty LP	3.375%	12/15/27	23,983	23,077
	Duke Realty LP	2.875%	11/15/29	5,000	4,591
	Duke Realty LP	1.750%	2/1/31	3,000	2,467
	Equinix Inc.	2.900%	11/18/26	660	623
	Equinix Inc.	1.800%	7/15/27	15,000	13,245
	Equinix Inc.	1.550%	3/15/28	3,000	2,563
	Equinix Inc.	2.000%	5/15/28	10,000	8,719
	Equinix Inc.	3.200%	11/18/29	6,750	6,137
	Equinix Inc.	2.150%	7/15/30	10,000	8,330
	Equinix Inc.	2.500%	5/15/31	10,000	8,407
	ERP Operating LP	3.500%	3/1/28	8,836	8,567
	ERP Operating LP	4.150%	12/1/28	27,426	27,412
	ERP Operating LP	3.000%	7/1/29	7,000	6,551
	ERP Operating LP	1.850%	8/1/31	5,250	4,424
	Essential Properties LP	2.950%	7/15/31	20,000	16,518
	Essex Portfolio LP	4.000%	3/1/29	426	418
	Essex Portfolio LP	3.000%	1/15/30	10,000	9,173
	Essex Portfolio LP	1.650%	1/15/31	4,053	3,287
	Extra Space Storage LP	3.900%	4/1/29	15,000	14,414
	Extra Space Storage LP	2.550%	6/1/31	20,000	17,065
	Extra Space Storage LP	2.350%	3/15/32	10,000	8,209
	Federal Realty Investment Trust	3.250%	7/15/27	10,000	9,543
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	9,350
	Federal Realty Investment Trust	3.500%	6/1/30	1,990	1,851
[4]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	2,040	1,882
	Healthcare Realty Trust Inc.	2.400%	3/15/30	1,000	857
	Healthcare Realty Trust Inc.	2.050%	3/15/31	15,000	12,394
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	501	450
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	28,349	23,059
	Healthpeak Properties Inc.	2.125%	12/1/28	12,000	10,632
	Healthpeak Properties Inc.	3.500%	7/15/29	16,479	15,720
	Healthpeak Properties Inc.	3.000%	1/15/30	14,900	13,607
	Healthpeak Properties Inc.	2.875%	1/15/31	10,507	9,401
[9]	Heimstaden Bostad AB	2.125%	9/5/23	2,000	2,133
	Highwoods Realty LP	3.875%	3/1/27	23,615	23,279
	Highwoods Realty LP	4.125%	3/15/28	3,450	3,384
	Highwoods Realty LP	4.200%	4/15/29	342	337
	Highwoods Realty LP	3.050%	2/15/30	12,090	10,865
	Highwoods Realty LP	2.600%	2/1/31	1,161	984
	Host Hotels & Resorts LP	3.375%	12/15/29	6,252	5,584
	Host Hotels & Resorts LP	3.500%	9/15/30	12,512	11,198
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	13,533
[9]	ICADE	1.625%	2/28/28	500	503
	IIP Operating Partnership LP	5.500%	5/25/26	9,600	9,584
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	10,000	8,711
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,205
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	10,000	9,559
	Kilroy Realty LP	4.750%	12/15/28	6,705	6,823
	Kilroy Realty LP	4.250%	8/15/29	3,500	3,419
	Kilroy Realty LP	3.050%	2/15/30	14,877	13,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	3.800%	4/1/27	12,979	12,793
	Kimco Realty Corp.	1.900%	3/1/28	33,105	29,217
	Kimco Realty Corp.	2.700%	10/1/30	4,000	3,562
	Kimco Realty Corp.	2.250%	12/1/31	10,000	8,379
	Kimco Realty Corp.	3.200%	4/1/32	10,000	9,092
	Kimco Realty Corp.	3.700%	10/1/49	5,000	4,171
	Life Storage LP	4.000%	6/15/29	6,494	6,269
	Life Storage LP	2.200%	10/15/30	7,000	5,842
	Life Storage LP	2.400%	10/15/31	10,000	8,266
	LXP Industrial Trust	2.375%	10/1/31	5,000	4,061
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	3,010	3,072
	Mid-America Apartments LP	3.950%	3/15/29	17,673	17,405
	Mid-America Apartments LP	2.750%	3/15/30	16,850	15,190
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,545
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	3,510	3,368
	National Retail Properties Inc.	3.500%	10/15/27	8,830	8,484
	National Retail Properties Inc.	4.300%	10/15/28	1,722	1,709
	National Retail Properties Inc.	2.500%	4/15/30	23,948	20,990
	Office Properties Income Trust	2.650%	6/15/26	2,100	1,892
	Omega Healthcare Investors Inc.	4.750%	1/15/28	10,137	9,785
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	8,883
	Omega Healthcare Investors Inc.	3.375%	2/1/31	18,910	15,812
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,935
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,795
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	16,513
	Physicians Realty LP	3.950%	1/15/28	5,775	5,632
	Physicians Realty LP	2.625%	11/1/31	10,000	8,440
	Piedmont Operating Partnership LP	2.750%	4/1/32	10,000	8,110
[9]	Prologis International Funding II SA	1.625%	6/17/32	6,353	5,878
	Prologis LP	2.125%	4/15/27	10,210	9,464
	Prologis LP	4.375%	2/1/29	15,000	15,329
	Prologis LP	2.250%	4/15/30	10,000	8,806
	Prologis LP	1.250%	10/15/30	10,000	8,104
	Public Storage	1.850%	5/1/28	20,000	17,838
	Public Storage	1.950%	11/9/28	8,800	7,803
	Public Storage	3.385%	5/1/29	18,527	17,810
	Public Storage	2.300%	5/1/31	10,830	9,437
	Public Storage	2.250%	11/9/31	7,000	6,040
	Realty Income Corp.	4.875%	6/1/26	2,600	2,690
[7]	Realty Income Corp.	1.125%	7/13/27	400	454
	Realty Income Corp.	3.950%	8/15/27	14,815	14,731
	Realty Income Corp.	3.650%	1/15/28	18,669	18,275
	Realty Income Corp.	2.200%	6/15/28	7,500	6,707
	Realty Income Corp.	3.100%	12/15/29	21,990	20,425
	Regency Centers LP	2.950%	9/15/29	8,150	7,439
	Regency Centers LP	3.700%	6/15/30	22,150	20,768
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,538
	Rexford Industrial Realty LP	2.150%	9/1/31	17,000	13,928
	Sabra Health Care LP	3.900%	10/15/29	21,580	19,859
[9]	Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	300	266
	SBA Communications Corp.	3.125%	2/1/29	3,740	3,207
[9]	SBB Treasury OYJ	1.125%	11/26/29	6,300	5,005
[9]	Simon International Finance SCA	1.125%	3/19/33	100	86
	Simon Property Group LP	3.375%	6/15/27	21,390	20,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.375%	12/1/27	20,559	19,781
	Simon Property Group LP	1.750%	2/1/28	29,800	26,150
	Simon Property Group LP	2.450%	9/13/29	21,700	19,146
	Simon Property Group LP	2.650%	7/15/30	17,630	15,513
	Simon Property Group LP	2.200%	2/1/31	21,649	18,331
	Spirit Realty LP	2.100%	3/15/28	10,000	8,681
	Spirit Realty LP	3.400%	1/15/30	421	384
	STORE Capital Corp.	2.750%	11/18/30	7,000	6,002
	Sun Communities Operating LP	2.300%	11/1/28	19,600	17,172
	Sun Communities Operating LP	2.700%	7/15/31	10,000	8,519
	Sun Communities Operating LP	4.200%	4/15/32	5,079	4,814
	Tanger Properties LP	2.750%	9/1/31	12,000	9,784
	UDR Inc.	3.200%	1/15/30	3,000	2,766
	UDR Inc.	3.000%	8/15/31	7,660	6,824
[4]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	1,520	1,552
	Ventas Realty LP	3.850%	4/1/27	3,900	3,864
[8]	VICI Properties LP / VICI Note Co Inc.	5.625%	5/1/24	3,010	3,034
	VICI Properties LP / VICI Note Co Inc.	4.625%	6/15/25	3,550	3,486
	VICI Properties LP / VICI Note Co Inc.	4.500%	9/1/26	1,440	1,383
[9]	Vonovia Finance BV	1.625%	10/7/39	2,600	1,977
[9]	Vonovia SE	1.500%	6/14/41	2,500	1,837
	Vornado Realty LP	3.400%	6/1/31	10,250	8,966
	Welltower Inc.	4.250%	4/15/28	2,845	2,850
	Welltower Inc.	2.050%	1/15/29	25,955	22,564
	Welltower Inc.	4.125%	3/15/29	435	430
	Welltower Inc.	3.100%	1/15/30	19,120	17,584
	Welltower Inc.	2.750%	1/15/32	7,000	6,076
[7]	Westfield America Management Ltd.	2.125%	3/30/25	16,858	20,125
	Weyerhaeuser Co.	4.000%	11/15/29	15,516	15,028
	Weyerhaeuser Co.	4.000%	4/15/30	1,605	1,547
	Weyerhaeuser Co.	3.375%	3/9/33	16,500	14,901
	WP Carey Inc.	2.450%	2/1/32	3,408	2,852
					1,950,434
Technology (6.1%)
	Adobe Inc.	2.300%	2/1/30	10,000	8,957
	Analog Devices Inc.	1.700%	10/1/28	10,650	9,340
	Analog Devices Inc.	2.100%	10/1/31	15,970	13,742
	Apple Inc.	1.200%	2/8/28	45,670	39,995
	Apple Inc.	1.400%	8/5/28	85,000	74,645
	Apple Inc.	1.650%	5/11/30	25,000	21,477
	Apple Inc.	1.250%	8/20/30	6,510	5,374
	Apple Inc.	1.650%	2/8/31	27,770	23,502
	Apple Inc.	2.650%	5/11/50	5,000	3,807
	Apple Inc.	2.400%	8/20/50	3,000	2,168
	Autodesk Inc.	2.850%	1/15/30	15,692	14,042
	Autodesk Inc.	2.400%	12/15/31	20,000	16,738
	Automatic Data Processing Inc.	1.700%	5/15/28	26,610	23,979
	Automatic Data Processing Inc.	1.250%	9/1/30	24,000	19,737
[4]	Broadcom Inc.	1.950%	2/15/28	17,424	15,082
	Broadcom Inc.	4.110%	9/15/28	29,411	28,693
	Broadcom Inc.	4.750%	4/15/29	42,375	42,506
	Broadcom Inc.	5.000%	4/15/30	37,571	38,003
	Broadcom Inc.	4.150%	11/15/30	25,000	23,638
[4]	Broadcom Inc.	2.450%	2/15/31	23,484	19,381
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,645	1,620
	Citrix Systems Inc.	3.300%	3/1/30	10,750	10,613
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/29	3,170	2,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CommScope Inc.	6.000%	3/1/26	1,210	1,144
[4]	CommScope Inc.	7.125%	7/1/28	2,517	2,010
[4]	Condor Merger Sub Inc.	7.375%	2/15/30	4,456	3,987
	Dell International LLC / EMC Corp.	6.100%	7/15/27	20,910	22,369
	Dell International LLC / EMC Corp.	5.300%	10/1/29	59,363	60,834
	Dell International LLC / EMC Corp.	6.200%	7/15/30	61,995	66,896
	DXC Technology Co.	2.375%	9/15/28	45,000	39,156
[4]	Entegris Escrow Corp.	4.750%	4/15/29	26,295	25,306
	Equifax Inc.	3.100%	5/15/30	17,000	15,375
	Fidelity National Information Services Inc.	1.650%	3/1/28	32,250	27,920
	Fidelity National Information Services Inc.	3.750%	5/21/29	3,000	2,870
	Fidelity National Information Services Inc.	2.250%	3/1/31	19,692	16,474
	Fiserv Inc.	4.200%	10/1/28	7,000	6,886
	Fiserv Inc.	3.500%	7/1/29	55,450	51,840
	Fiserv Inc.	2.650%	6/1/30	36,950	32,128
	Global Payments Inc.	3.200%	8/15/29	9,480	8,607
	Global Payments Inc.	2.900%	5/15/30	4,550	3,997
	Global Payments Inc.	2.900%	11/15/31	35,000	30,006
	HP Inc.	4.000%	4/15/29	28,960	27,519
	HP Inc.	3.400%	6/17/30	20,544	18,463
	HP Inc.	2.650%	6/17/31	52,881	43,733
	HP Inc.	4.200%	4/15/32	20,630	18,928
	Intel Corp.	1.600%	8/12/28	40,900	35,995
	Intel Corp.	2.450%	11/15/29	58,413	52,810
	Intel Corp.	3.900%	3/25/30	6,363	6,333
	Intel Corp.	2.000%	8/12/31	9,300	7,906
	Intel Corp.	3.734%	12/8/47	5,000	4,408
	Juniper Networks Inc.	3.750%	8/15/29	42,207	40,319
	Juniper Networks Inc.	2.000%	12/10/30	20,554	16,840
	Mastercard Inc.	2.950%	6/1/29	19,000	18,112
	Microsoft Corp.	2.675%	6/1/60	3,000	2,202
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	20,991
[4]	MSCI Inc.	3.625%	9/1/30	2,465	2,180
[4]	MSCI Inc.	3.625%	11/1/31	2,845	2,501
[4]	MSCI Inc.	3.250%	8/15/33	1,568	1,324
[4]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	1,166	1,129
	NVIDIA Corp.	2.850%	4/1/30	20,000	18,591
	NVIDIA Corp.	2.000%	6/15/31	10,000	8,576
[4]	NXP BV / NXP Funding LLC	5.550%	12/1/28	809	851
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	8,456	7,702
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	40,000	33,392
	Oracle Corp.	2.800%	4/1/27	293	271
	Oracle Corp.	3.250%	11/15/27	14,885	13,882
	Oracle Corp.	2.300%	3/25/28	64,753	56,430
	Oracle Corp.	2.950%	4/1/30	70,260	60,876
	Oracle Corp.	2.875%	3/25/31	51,257	43,476
	PayPal Holdings Inc.	2.850%	10/1/29	6,007	5,515
	QUALCOMM Inc.	1.300%	5/20/28	36,811	31,939
	QUALCOMM Inc.	2.150%	5/20/30	4,204	3,690
	QUALCOMM Inc.	1.650%	5/20/32	15,336	12,420
	RELX Capital Inc.	3.000%	5/22/30	8,800	7,949
	Roper Technologies Inc.	1.400%	9/15/27	16,317	14,293
	Roper Technologies Inc.	2.950%	9/15/29	6,250	5,732
	Roper Technologies Inc.	2.000%	6/30/30	48,380	40,541
	Roper Technologies Inc.	1.750%	2/15/31	3,000	2,425
[4]	S&P Global Inc.	2.700%	3/1/29	48,440	44,732
[4]	S&P Global Inc.	2.900%	3/1/32	37,147	33,589
[4]	Sabre GLBL Inc.	7.375%	9/1/25	1,628	1,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	salesforce.com Inc.	1.950%	7/15/31	24,040	20,650
	Skyworks Solutions Inc.	3.000%	6/1/31	31,290	26,058
[4]	SS&C Technologies Inc.	5.500%	9/30/27	1,884	1,848
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	12,708
	Texas Instruments Inc.	2.250%	9/4/29	2,000	1,811
	Texas Instruments Inc.	1.750%	5/4/30	10,755	9,249
	Texas Instruments Inc.	1.900%	9/15/31	10,000	8,545
	Verisk Analytics Inc.	4.125%	3/15/29	22,755	22,440
	VMware Inc.	4.650%	5/15/27	9,800	9,934
	VMware Inc.	3.900%	8/21/27	57,562	56,322
	VMware Inc.	1.800%	8/15/28	41,394	35,190
	VMware Inc.	4.700%	5/15/30	40,665	40,430
	Western Digital Corp.	4.750%	2/15/26	4,935	4,903
	Workday Inc.	3.700%	4/1/29	18,140	17,369
					1,915,314
Utilities (5.4%)
	AEP Transmission Co. LLC	3.650%	4/1/50	6,560	5,597
[11]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,965
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	1.295%	1/8/26	22,260	15,551
	Alabama Power Co.	3.050%	3/15/32	3,000	2,742
	Ameren Corp.	1.750%	3/15/28	20,321	17,956
	Ameren Corp.	3.500%	1/15/31	20,245	18,958
	Ameren Illinois Co.	1.550%	11/15/30	9,785	8,071
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,649
[9]	Amprion GmbH	0.625%	9/23/33	200	166
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	15,632	15,173
[4]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	6,900	6,761
[4]	Calpine Corp.	5.125%	3/15/28	3,930	3,570
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,778
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	11,272	10,384
	CenterPoint Energy Inc.	4.250%	11/1/28	7,193	7,166
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	10,241
	CenterPoint Energy Inc.	2.650%	6/1/31	19,800	17,235
[7]	Centrica plc	4.375%	3/13/29	4,100	5,412
	CMS Energy Corp.	4.750%	6/1/50	15,000	14,417
	Comision Federal de Electricidad	4.688%	5/15/29	2,100	1,935
[4]	Comision Federal de Electricidad	3.875%	7/26/33	10,800	8,647
	Comision Federal de Electricidad	3.875%	7/26/33	472	381
	Commonwealth Edison Co.	3.150%	3/15/32	7,000	6,494
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	9,450
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	21,576
	Dominion Energy Inc.	4.250%	6/1/28	4,913	4,909
	Dominion Energy Inc.	3.375%	4/1/30	45,450	42,097
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,211
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,160	1,864
	DTE Electric Co.	2.250%	3/1/30	24,694	21,936
	DTE Electric Co.	2.625%	3/1/31	14,916	13,366
	DTE Electric Co.	3.000%	3/1/32	15,000	13,730
	DTE Energy Co.	3.400%	6/15/29	25,883	24,215
	DTE Energy Co.	2.950%	3/1/30	13,783	12,469
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,378	15,382
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	10,322
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	22,457
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,387
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	7,449
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	2,360	2,180
	Duke Energy Corp.	2.450%	6/1/30	17,000	14,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	2.550%	6/15/31	25,000	21,319
	Duke Energy Florida LLC	2.500%	12/1/29	25,380	22,911
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	29,142
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,692
	Duke Energy Ohio Inc.	2.125%	6/1/30	10,000	8,599
	Duke Energy Progress LLC	3.700%	9/1/28	6,446	6,346
	Duke Energy Progress LLC	3.450%	3/15/29	4,221	4,070
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,589
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	14,183
	Edison International	5.750%	6/15/27	9,000	9,346
	Edison International	4.125%	3/15/28	2,000	1,927
[4]	Electricite de France SA	4.500%	9/21/28	5,000	4,933
[9]	Elia Transmission Belgium SA	0.875%	4/28/30	7,800	7,374
[4]	Enel Finance International NV	1.875%	7/12/28	20,000	17,474
[9]	Enel Finance International NV	0.875%	6/17/36	5,400	4,330
[9]	Engie SA	1.375%	6/21/39	3,900	3,214
	Entergy Corp.	1.900%	6/15/28	20,485	17,816
	Entergy Corp.	2.800%	6/15/30	21,235	18,670
	Entergy Corp.	2.400%	6/15/31	15,000	12,544
	Entergy Louisiana LLC	3.120%	9/1/27	20,443	19,617
	Entergy Louisiana LLC	3.250%	4/1/28	8,150	7,816
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,132
	Entergy Texas Inc.	4.000%	3/30/29	3,129	3,069
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,130
	Evergy Inc.	2.900%	9/15/29	48,540	44,248
	Evergy Kansas Central Inc.	3.250%	9/1/49	2,700	2,156
	Eversource Energy	1.650%	8/15/30	16,165	12,995
	Eversource Energy	3.375%	3/1/32	15,000	13,623
	Exelon Corp.	4.050%	4/15/30	45,000	44,020
[4]	Exelon Corp.	3.350%	3/15/32	28,000	25,450
	FirstEnergy Corp.	4.400%	7/15/27	3,705	3,595
	FirstEnergy Corp.	2.650%	3/1/30	23,756	20,186
	FirstEnergy Corp.	2.250%	9/1/30	2,171	1,813
	FirstEnergy Corp.	3.400%	3/1/50	1,210	901
	Florida Power & Light Co.	2.450%	2/3/32	20,000	17,616
	ITC Holdings Corp.	3.350%	11/15/27	18,745	18,173
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,680	11,403
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	13,055	12,917
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	32,016	31,304
	Nevada Power Co.	2.400%	5/1/30	11,640	10,382
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	36,272	32,017
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,191	7,737
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	22,343
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	25,713
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	5,896	5,582
	NiSource Inc.	2.950%	9/1/29	5,136	4,633
	NRG Energy Inc.	6.625%	1/15/27	471	476
[4]	NRG Energy Inc.	2.450%	12/2/27	16,937	14,987
[4]	NRG Energy Inc.	3.375%	2/15/29	5,191	4,442
	NTPC Ltd.	4.250%	2/26/26	6,250	6,189
	Ohio Power Co.	1.625%	1/15/31	19,900	16,279
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	21,428
	Pacific Gas and Electric Co.	2.100%	8/1/27	19,960	17,223
	Pacific Gas and Electric Co.	3.300%	12/1/27	23,191	21,089
	Pacific Gas and Electric Co.	3.000%	6/15/28	75,397	67,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	53,213
	Pacific Gas and Electric Co.	3.250%	6/1/31	20,357	17,008
	PacifiCorp	3.500%	6/15/29	19,585	18,925
	PacifiCorp	2.700%	9/15/30	13,815	12,495
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	683	645
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,205	2,279
[4,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	12,308
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	13,625	12,936
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	7,000	6,043
	Public Service Electric and Gas Co.	3.200%	5/15/29	17,458	16,715
	Public Service Electric and Gas Co.	2.450%	1/15/30	7,500	6,778
	Public Service Electric and Gas Co.	3.100%	3/15/32	10,000	9,321
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	43,375
	Sempra Energy	3.250%	6/15/27	6,360	6,091
	Sempra Energy	3.400%	2/1/28	627	601
	Sempra Energy	3.700%	4/1/29	20,000	19,177
	Southern California Edison Co.	4.200%	3/1/29	9,000	8,867
	Southern California Edison Co.	2.250%	6/1/30	10,000	8,543
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,859
	Southern California Edison Co.	2.750%	2/1/32	11,940	10,378
	Southern California Gas Co.	2.550%	2/1/30	5,790	5,150
	Southern Co.	1.750%	3/15/28	961	832
	Southern Co.	3.700%	4/30/30	2,415	2,279
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,730
	Southwestern Electric Power Co.	4.100%	9/15/28	26,793	26,372
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	5,245	5,287
	Tucson Electric Power Co.	3.250%	5/15/32	12,000	11,058
	Union Electric Co.	3.500%	3/15/29	8,552	8,309
	Union Electric Co.	2.950%	3/15/30	18,000	16,704
	Virginia Electric and Power Co.	3.800%	4/1/28	6,850	6,783
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	2,379	2,371
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	1,769	1,745
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	995	955
	WEC Energy Group Inc.	1.375%	10/15/27	40,195	35,106
	WEC Energy Group Inc.	2.200%	12/15/28	10,000	8,846
	WEC Energy Group Inc.	1.800%	10/15/30	5,790	4,756
	Wisconsin Power and Light Co.	1.950%	9/16/31	10,000	8,364
	Xcel Energy Inc.	4.000%	6/15/28	15,662	15,482
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,443
	Xcel Energy Inc.	2.350%	11/15/31	21,000	17,749
					1,704,460
Total Corporate Bonds (Cost $29,739,821)					26,414,608
Floating Rate Loan Interests (0.1%)
[6,15]	AAdvantage Loyalty IP Ltd. Term Loan	—%	4/20/28	890	905
[6]	Axalta Coating Systems US Holdings Inc. Term Loan, 3M USD LIBOR + 1.750%	2.756%	6/1/24	1,561	1,544
[6,15]	Bausch Health Cos. Inc. Term Loan	—%	1/27/27	2,210	2,137
[6,15]	Clark Equipment Co. Term Loan	—%	4/20/29	418	416
[6]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	5.764%	8/2/27	1,128	1,123
[6,15]	Entegris Inc. Term Loan	—%	3/2/29	2,155	2,155
[6,15]	Hilton Worldwide Finance LLC Term Loan	—%	6/22/26	1,045	1,031
[6]	McAfee LLC Term Loan, SOFR30A + 4.000%	4.500%	3/1/29	1,075	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Medline Borrower LP Term Loan, 1M USD LIBOR + 3.250%	4.014%	10/23/28	5,800	5,698
[6]	Nexstar Broadcasting Inc. Term Loan, 3M USD LIBOR + 2.250%	3.014%	1/17/24	471	469
[6]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	3.006%	11/5/28	11,145	11,058
[6]	SkyMiles IP Ltd. Term Loan, 3M USD LIBOR + 3.750%	4.813%	10/20/27	905	934
[6]	Southwestern Energy Co. Term Loan, SOFR + 2.500%	3.301%	6/22/27	828	826
[6,15]	SS&C Technologies Inc. Term Loan	—%	3/22/29	1,845	1,829
[6]	Wyndham Hotels & Resorts Inc. Term Loan, 1M USD LIBOR + 1.750%	2.514%	5/30/25	1,434	1,421
Total Floating Rate Loan Interests (Cost $32,778)					32,600
Sovereign Bonds (3.0%)
[4]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	621
[4]	CDP Financial Inc.	3.150%	7/24/24	8,000	8,036
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	3,226	3,295
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,220
[4]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	510	506
	Dominican Republic	5.950%	1/25/27	2,360	2,367
[4]	Dominican Republic	5.500%	2/22/29	46,390	43,259
	Dominican Republic	4.500%	1/30/30	2,600	2,240
[4]	Dominican Republic	6.000%	2/22/33	8,962	8,125
	Dominican Republic	5.875%	1/30/60	2,571	1,949
	Export-Import Bank of India	3.875%	3/12/24	3,900	3,908
[4]	Export-Import Bank of India	3.875%	2/1/28	9,675	9,278
	Export-Import Bank of India	3.875%	2/1/28	10,000	9,590
	Federative Republic of Brazil	4.750%	1/14/50	7,184	5,451
[4]	Fondo MIVIVIENDA SA	4.625%	4/12/27	11,910	11,802
[4]	Government of Bermuda	4.138%	1/3/23	8,099	8,156
[4]	Government of Bermuda	4.854%	2/6/24	3,517	3,588
	Government of Bermuda	4.854%	2/6/24	11,494	11,730
	Government of Bermuda	4.750%	2/15/29	12,860	13,436
[4,9]	Kingdom of Morocco	2.000%	9/30/30	28,190	24,568
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,801
[16]	Mexican Bonos	7.750%	5/29/31	700,000	31,452
[16]	Mexican Bonos	10.000%	11/20/36	783,860	40,960
	North American Development Bank	2.400%	10/26/22	343	344
[4,9]	North Macedonia	1.625%	3/10/28	4,501	3,974
	Panama Bonos del Tesoro	3.362%	6/30/31	37,549	33,306
	Republic of Chile	2.750%	1/31/27	19,321	18,291
	Republic of Chile	3.240%	2/6/28	58,942	56,360
	Republic of Chile	2.550%	7/27/33	11,265	9,423
	Republic of Colombia	4.000%	2/26/24	3,675	3,618
	Republic of Colombia	4.500%	1/28/26	58,460	56,175
	Republic of Colombia	3.875%	4/25/27	17,103	15,598
	Republic of Colombia	5.000%	6/15/45	7,695	5,761
	Republic of Colombia	5.200%	5/15/49	6,837	5,161
	Republic of Colombia	4.125%	5/15/51	2,395	1,607
	Republic of Hungary	5.375%	2/21/23	28,264	28,793
	Republic of Hungary	5.750%	11/22/23	22,042	22,786
[9]	Republic of Hungary	1.125%	4/28/26	11,200	11,074
[4]	Republic of Hungary	2.125%	9/22/31	16,324	13,093
	Republic of Indonesia	3.550%	3/31/32	9,640	9,119
[9]	Republic of Korea	0.000%	10/15/26	9,000	8,934
	Republic of Panama	4.000%	9/22/24	3,960	3,988
	Republic of Panama	3.750%	3/16/25	12,222	12,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Panama	7.125%	1/29/26	7,954	8,793
	Republic of Panama	8.125%	4/28/34	9,236	12,903
[5]	Republic of Panama	4.500%	4/16/50	350	302
[5]	Republic of Panama	3.870%	7/23/60	10,221	7,643
	Republic of Paraguay	5.000%	4/15/26	2,904	2,939
	Republic of Peru	7.350%	7/21/25	5,205	5,693
	Republic of Peru	2.392%	1/23/26	4,562	4,270
	Republic of Philippines	3.229%	3/29/27	590	574
[9]	Republic of Philippines	1.750%	4/28/41	869	713
[9]	Republic of Serbia	3.125%	5/15/27	48,031	45,562
	Republic of Slovenia	5.500%	10/26/22	36,251	36,686
	Republic of South Africa	5.750%	9/30/49	6,600	5,215
	Republic of Turkey	5.750%	5/11/47	10,000	7,095
[4]	Republic of Uzbekistan	3.900%	10/19/31	13,567	11,156
	Romania	4.375%	8/22/23	1,000	1,013
[4]	Romania	3.000%	2/27/27	14,000	13,019
[4,9]	Romania	1.750%	7/13/30	19,120	15,910
[9]	Romania	1.750%	7/13/30	7,770	6,466
[4,9]	Romania	2.000%	4/14/33	11,954	9,161
[4,9]	Romania	2.750%	4/14/41	5,410	3,807
[9]	Romania	2.750%	4/14/41	3,506	2,456
[9]	Romania	2.875%	4/13/42	785	552
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	15,057	15,018
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	10,245
	State of Israel	4.500%	4/3/20	8,277	8,112
[9]	United Mexican States	3.625%	4/9/29	6,948	7,397
	United Mexican States	4.500%	4/22/29	66,429	65,743
	United Mexican States	3.250%	4/16/30	10,000	8,983
	United Mexican States	2.659%	5/24/31	11,176	9,366
	United Mexican States	4.400%	2/12/52	16,000	12,805
[4]	Uzbekneftegaz JSC	4.750%	11/16/28	21,450	17,481
Total Sovereign Bonds (Cost $1,035,264)					931,009
Taxable Municipal Bonds (0.1%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	10,675	12,172
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.125%	2/1/24	1,500	1,551
	New York State Dormitory Authority Lease Revenue	3.892%	12/1/24	2,000	2,040
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	400	390
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	4,335	4,302
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	2,000	2,119
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	6,200	6,549
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	4,290	4,630
	Texas GO, Prere.	3.682%	8/1/22	2,000	2,013
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	8,550	7,739
Total Taxable Municipal Bonds (Cost $44,686)					43,505
				Shares
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[18]	Vanguard Market Liquidity Fund (Cost $463,185)	0.409%		4,632,349	463,188

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	317,328	36
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	318,214	37
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	316,703	42

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	316,703	45
					160
Total Options Purchased (Cost $5,605)					160
Total Investments (98.8%) (Cost $34,903,769)					31,216,540
Other Assets and Liabilities—Net (1.2%)					371,402
Net Assets (100%)					31,587,942
Cost is in $000.
1	Securities with a value of $1,157,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $91,311,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $41,582,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $2,928,619,000, representing 9.3% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in British pounds.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Guaranteed by multiple countries.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Represents an unsettled loan as of April 30, 2022. The coupon rate is not known until the settlement date.
16	Face amount denominated in Mexican pesos.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
Prere.—Prerefunded.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	1,951	219,823	(841)
10-Year U.S. Treasury Note	June 2022	9,119	1,086,586	(45,358)
Ultra 10-Year U.S. Treasury Note	June 2022	9,639	1,243,431	(38,535)
				(84,734)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2022	(7,591)	(1,600,278)	9,113
AUD 3-Year Treasury Bond	June 2022	(1,075)	(82,776)	1,803
AUD 10-Year Treasury Bond	June 2022	(681)	(59,731)	3,288
Euro-Bobl	June 2022	(996)	(133,632)	5,700
Euro-BTP	June 2022	(100)	(13,750)	1,406
Euro-Bund	June 2022	(688)	(111,477)	8,616
Euro-Buxl	June 2022	(122)	(22,006)	3,781
Euro-Schatz	June 2022	(1)	(116)	—
Long Gilt	June 2022	(360)	(53,616)	1,868
Long U.S. Treasury Bond	June 2022	(376)	(52,899)	3,022
Ultra Long U.S. Treasury Bond	June 2022	(1,243)	(199,424)	22,510
				61,107
				(23,627)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	6/15/22	AUD	2,916	USD	2,090	—	(28)
Deutsche Bank AG	6/15/22	CAD	3	USD	2	—	—
Toronto-Dominion Bank	6/15/22	EUR	10,382	USD	11,146	—	(169)
Bank of America, N.A.	6/15/22	EUR	6,272	USD	6,739	—	(108)
HSBC Bank plc	6/15/22	EUR	2,168	USD	2,293	—	(1)
State Street Bank & Trust Co.	6/15/22	EUR	1,511	USD	1,644	—	(47)
Standard Chartered Bank	6/15/22	GBP	6,216	USD	7,906	—	(90)
Bank of New York	6/15/22	GBP	1,348	USD	1,753	—	(59)
Morgan Stanley Capital Services Inc.	6/15/22	ZAR	23,961	USD	1,645	—	(135)
Royal Bank of Canada	6/15/22	USD	233,536	AUD	314,452	11,173	—
State Street Bank & Trust Co.	6/15/22	USD	116,133	AUD	154,879	6,611	—
Royal Bank of Canada	6/15/22	USD	246,588	EUR	227,094	6,490	—
State Street Bank & Trust Co.	6/15/22	USD	121,681	EUR	111,852	3,424	—
Bank of America, N.A.	6/15/22	USD	2,597	EUR	2,432	26	—
Standard Chartered Bank	6/15/22	USD	1,446	EUR	1,331	39	—
State Street Bank & Trust Co.	6/15/22	USD	141,459	GBP	108,822	4,611	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	6/15/22	USD	2,499	GBP	1,923	81	—
Morgan Stanley Capital Services Inc.	6/15/22	USD	66	JPY	8,326	2	—
Bank of America, N.A.	6/15/22	USD	87,513	MXN	1,754,547	2,304	—
						34,761	(637)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/22/27	USD	2,952,750	1.000	26,106	(21,834)

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	18,510	(5.000)	(603)	1,149
					25,503	(20,685)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	(15)	9	—	(24)
America Movil SAB de CV/A3	12/21/22	BARC	15,000	1.000	90	(19)	109	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	36	39	—	(3)
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	25	17	8	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	15,760	1.000	37	7	30	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	7,605	1.000	51	16	35	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	404	303	101	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	196	142	54	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	(32)	(7)	—	(25)
Chubb INA Holdings Inc./A3	12/23/25	GSI	1,630	1.000	44	44	—	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	31	35	—	(4)
Credit Suisse Group Funding Guernsey Ltd./WR	6/22/27	JPMC	4,900	1.000	(80)	(60)	—	(20)
Credit Suisse Group Funding Guernsey Ltd./WR	6/22/27	JPMC	2,400	1.000	3	—	3	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	37	28	9	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	37	35	2	—
Dow Chemical Co./Baa2	12/23/25	GSI	1,630	1.000	18	23	—	(5)
Enbridge Inc./Baa1	12/23/25	GSI	1,630	1.000	18	20	—	(2)
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	8	7	1	—
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	(32)	(1)	—	(31)
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	36	36	—	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	34	28	6	—
Lincoln National Corp./Baa1	12/23/25	GSI	1,630	1.000	15	16	—	(1)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	37	36	1	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	27	11	16	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	43	42	1	—
Metlife Inc./A3	6/21/24	BARC	24,300	1.000	372	9	363	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	27	27	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	35	33	2	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Penerbangan Malaysia Bhd/WR	6/22/27	JPMC	7,020	1.000	36	117	—	(81)
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	27	27	—	—
Republic of Chile/A1	6/22/27	CITNA	6,360	1.000	(5)	64	—	(69)
Republic of Chile/A1	6/22/27	JPMC	10,450	1.000	(9)	139	—	(148)
Republic of China/A1	6/21/22	BNPSW	22,800	1.000	51	5	46	—
Republic of Colombia/Baa2	6/22/27	MSCS	21,710	1.000	(1,318)	(1,019)	—	(299)
Republic of Indonesia/Baa2	6/22/27	BARC	32,100	1.000	(239)	188	—	(427)
Republic of Indonesia/Baa2	6/22/27	GSI	20,000	1.000	(149)	28	—	(177)
Republic of Indonesia/Baa2	6/22/27	JPMC	22,500	1.000	(168)	164	—	(332)
Republic of Philippines/Baa2	6/22/27	BARC	1,000	1.000	(4)	10	—	(14)
Republic of Philippines/Baa2	6/22/27	JPMC	32,000	1.000	(124)	219	—	(344)
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	15	17	—	(2)
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	40	39	1	—
Verizon Communications Inc./Baa1	12/21/22	GSI	15,585	1.000	71	34	37	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	11	27	—	(16)
Volkswagen International Finance NV/A3	6/22/27	GSI	11,000	1.000	(193)	(83)	—	(110)
					(456)	852	825	(2,134)

Credit Protection Purchased
Bank of China Ltd.	6/21/22	BNPSW	22,800	(1.000)	(52)	—	—	(52)
Deutsche Bank AG	12/21/22	JPMC	9,115	(1.000)	(35)	(6)	—	(29)
McDonald’s Corp.	6/22/22	GSI	12,325	(1.000)	(30)	(11)	—	(19)
Republic of Turkey	6/22/27	JPMC	13,800	(1.000)	2,831	2,704	127	—
Standard Chartered plc	6/22/27	JPMC	6,800	(1.000)	(21)	(32)	11	—
Standard Chartered plc	6/22/27	JPMC	3,400	(1.000)	(4)	—	—	(4)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
State of Qatar	6/21/22	BANA	1,360	(1.000)	(3)	1	—	(4)
State of Qatar	6/21/22	CITNA	2,640	(1.000)	(6)	1	—	(7)
					2,680	2,657	138	(115)
					2,224	3,509	963	(2,249)
1	Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $22,157,000 and cash of $19,106,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/2/32	6/15/22[1]	1,067,829[2]	8.315[3]	(0.000)[4]	(2,401)	(2,401)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Mexican Peso.
3	Fixed interest payment received/paid monthly.
4	Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent payment date. Interest payment received/paid every 28 days.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
H. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,444,596	—	2,444,596
Asset-Backed/Commercial Mortgage-Backed Securities	—	886,874	—	886,874
Corporate Bonds	—	26,414,605	3	26,414,608
Floating Rate Loan Interests	—	32,600	—	32,600
Sovereign Bonds	—	931,009	—	931,009
Taxable Municipal Bonds	—	43,505	—	43,505
Temporary Cash Investments	463,188	—	—	463,188
Options Purchased	—	160	—	160
Total	463,188	30,753,349	3	31,216,540
Derivative Financial Instruments
Assets
Futures Contracts[1]	61,107	—	—	61,107
Forward Currency Contracts	—	34,761	—	34,761
Swap Contracts	1,149[1]	963	—	2,112
Total	62,256	35,724	—	97,980
Liabilities
Futures Contracts[1]	84,734	—	—	84,734
Forward Currency Contracts	—	637	—	637
Swap Contracts	24,235[1]	2,249	—	26,484
Total	108,969	2,886	—	111,855
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.